                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

     File No. 33-39242

     Pre-Effective Amendment No.                                     [ ]

     Post-Effective Amendment No. 35                                 [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

     File No. 811-6247

     Amendment No. 35                                                [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                     4500 MAIN STREET, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

    DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MO 64111
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

  Approximate Date of Proposed Public Offering: July 29, 2005

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on July 29, 2005 pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                           July 29, 2005

AMERICAN CENTURY INVESTMENTS
PROSPECTUS

Advisor Class

EMERGING MARKETS FUND
GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND
LIFE SCIENCES FUND
TECHNOLOGY FUND

C Class

EMERGING MARKETS FUND
GLOBAL GROWTH FUND
LIFE SCIENCES FUND

R Class

GLOBAL GROWTH FUND

INTERNATIONAL DISCOVERY IS CLOSED TO NEW INVESTORS. SHAREHOLDERS WHO HAVE OPEN
ACCOUNTS MAY MAKE ADDITIONAL INVESTMENTS AND REINVEST DIVIDENDS AND CAPITAL
GAINS DISTRIBUTIONS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

American Century Investment
Services, Inc., Distributor

Dear Investor,

American Century Investments is committed to helping people make the most of their financial opportunities. That's why we are focused on achieving superior results and building long-term relationships with investors.

We believe our relationship with you begins with an easy-to-read prospectus that provides you with the information you need to feel confident about your investment decisions.

Naturally, you may have questions about investing after you read through the prospectus. Please contact your investment professional with questions or for more information about our funds.

Sincerely,

Brian Jeter
Senior Vice President
Third Party Sales and Services
American Century Investment Services, Inc.

American Century Investments
P.O. Box 419786, Kansas City, MO 64141-6786

American Century Investment Services, Inc., Distributor

©2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

Table of Contents

AN OVERVIEW OF THE FUNDS.....................................................X

      Emerging Markets Fund, Global Growth Fund, and
      International Discovery Fund...........................................X

      Life Sciences Fund and Technology Fund.................................X

FUND PERFORMANCE HISTORY.....................................................X

FEES AND EXPENSES............................................................X

OBJECTIVES, STRATEGIES AND RISKS.............................................X

      Emerging Markets Fund, Global Growth Fund, and
      International Discovery Fund...........................................X

      Life Sciences Fund.....................................................X

      Technology Fund........................................................X

MANAGEMENT...................................................................X

INVESTING WITH AMERICAN CENTURY..............................................X

SHARE PRICE AND DISTRIBUTIONS................................................X

TAXES........................................................................X

MULTIPLE CLASS INFORMATION...................................................X

FINANCIAL HIGHLIGHTS.........................................................X

               THIS SYMBOL IS USED THROUGHOUT THE BOOK TO HIGHLIGHT DEFINITIONS
          OF KEY INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

EMERGING MARKETS FUND
GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The portfolio  managers look for stocks of companies  they believe will increase in value over time, using an investment  strategy developed by American Century.
In  implementing  this strategy,  the portfolio  managers make their  investment decisions based primarily on their analysis of individual companies, rather than on broad  economic  forecasts.  Management  of the funds is based on the  belief that,  over the long term,  stock price  movements  follow  growth in  earnings, revenues  and/or cash flow.  The portfolio  managers use a variety of analytical research  tools and  techniques  to identify the stocks of  companies  that meet their investment criteria. Under normal market conditions, the funds' portfolios will primarily consist of securities of companies whose earnings or revenues are not  only  growing,  but  growing  at an  accelerating  pace.  A  more  detailed description of the funds' investment strategies begins on page 11.

The funds' principal risks include

o    MARKET RISK - The value of a fund's shares will go up and down based on the performance  of the  companies  whose  securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the funds.

o    FOREIGN RISK - The funds invest in foreign securities,  which are generally riskier than U.S. securities. As a result, the funds are subject to foreign risk,  meaning  that  political  events  (such  as civil  unrest,  national elections and imposition of exchange controls),  social and economic events
     (such as  labor  strikes  and  rising  inflation),  and  natural  disasters occurring  in a country  where  the funds  invest  could  cause the  funds'
     investments in that country to experience gains or losses.

o    CURRENCY  RISK  -  Because  the  funds   generally   invest  in  securities
     denominated in foreign currencies,  the funds are subject to currency risk, meaning that the funds could  experience  gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

The chart below shows the primary differences among the funds.

--------------------------------------------------------------------------------
FUND                    PRIMARY INVESTMENTS                 PRINCIPAL RISKS
--------------------------------------------------------------------------------
Emerging Markets    Equity securities of issuers          Emerging markets risk
                    in emerging markets
--------------------------------------------------------------------------------
Global Growth       Equity securities of issuers in the   Foreign securities
                    United States and other developed     risk
                    countries
--------------------------------------------------------------------------------

International      Equity securities of issuers in       Smaller foreign company
Discovery(1)       developed foreign countries or        risk
                   emerging markets that are small-
                   to medium-sized companies
                   at the time of purchase
--------------------------------------------------------------------------------

(1)  INTERNATIONAL DISCOVERY IS CLOSED TO NEW INVESTORS.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

LIFE SCIENCES FUND
TECHNOLOGY FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

These portfolio managers look for stocks of companies they believe will increase in value over time, using an investment  strategy developed by American Century.
In  implementing  this strategy,  the portfolio  managers make their  investment decisions based primarily on their analysis of individual companies, rather than on broad  economic  forecasts.  Management  of the funds is based on the  belief that, over the long term,  stock price  movements  follow growth in earnings and revenues.  The portfolio managers' principal  analytical  technique involves the identification  of  companies  with  earnings  and  revenues  that  are not only growing, but growing at an accelerating pace. A more detailed description of the funds' investment strategies begins on page 14.

LIFE  SCIENCES - The  portfolio  managers  look for stocks of growing  U.S.  and foreign companies that engage in the business of providing products and services that help promote personal health and wellness.

TECHNOLOGY - The portfolio  managers look for stocks of growing U.S. and foreign
companies     with    business     operations    in    the     technology    and
telecommunications-related  sectors.  These  companies  include  those  that the
portfolio   managers  believe  will  benefit   significantly  from  advances  or
improvements in technology.

The funds' principal risks include

o    MARKET RISK - The value of a fund's shares will go up and down based on the performance  of the  companies  whose  securities it owns and other factors generally affecting the securities market.

o    PRICE VOLATILITY - The value of a fund's shares may fluctuate significantly in the short term.

o    NONDIVERSIFICATION - The funds are classified as NONDIVERSIFIED. This gives the portfolio  managers the  flexibility to hold large positions in a small number of securities.  If so, a price change in any one of those securities may have a greater impact on the funds' share prices than would be the case in a diversified fund.

               A  NONDIVERSIFIED  FUND MAY  INVEST A GREATER  PERCENTAGE  OF ITS
          ASSETS IN A SMALLER NUMBER OF SECURITIES THAN A DIVERSIFIED FUND.

o    CONCENTRATION (LIFE SCIENCES) - Life Sciences will focus on the medical and healthcare industry and related industry groups. Because of this, companies in the fund's portfolio may react similarly to market developments, such as government  regulation,  subsidies,  or  technological  advancements.  As a result,  the fund's net asset value may be more  volatile than that of less concentrated funds.

o    CONCENTRATION  (TECHNOLOGY)  - Technology  will focus on the technology and telecommunications industries and related industry groups. Because of this,
     companies  in  the  fund's   portfolio   may  react   similarly  to  market
     developments.  As a result, the fund's net asset value may be more volatile than that of less concentrated funds.

o    PRINCIPAL  LOSS - At any given  time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is possible to lose money by investing in the funds.

               AN INVESTMENT  IN THE FUNDS IS NOT A BANK DEPOSIT,  AND IT IS NOT
          INSURED OR GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION
          (FDIC) OR ANY OTHER GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

EMERGING MARKETS FUND
GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND
LIFE SCIENCES FUND
TECHNOLOGY FUND

ANNUAL TOTAL RETURNS

The following bar charts show the performance of the funds' Advisor Class shares for  each  full  calendar  year in the  life of the  class.  They  indicate  the volatility of the funds'  historical  returns from year to year.  The returns of the funds'  other  classes of shares will differ from those shown in the charts, depending on the expenses of that class.

EMERGING MARKETS FUND -- ADVISOR CLASS
[data from bar chart]

2000              -30.33%
2001               -8.96%
2002              -18.97%
2003               65.03%
2004               13.17%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                  HIGHEST                      LOWEST
--------------------------------------------------------------------------------
Emerging Markets                  22.02% (2Q 2003)             -22.25% (3Q 2001)
--------------------------------------------------------------------------------

GLOBAL GROWTH FUND -- ADVISOR CLASS
[data from bar chart]

2000               -5.90%
2001              -25.97%
2002              -20.48%
2003               34.13%
2004               14.88%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                  HIGHEST                      LOWEST
--------------------------------------------------------------------------------
Global Growth                     16.35% (2Q 2003)             -18.03% (3Q 2002)
--------------------------------------------------------------------------------

INTERNATIONAL DISCOVERY FUND -- ADVISOR CLASS
[data from bar chart]

1999               88.04%
2000              -14.36%
2001              -22.03%
2002              -12.99%
2003               51.02%
2004               15.95%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                  HIGHEST                      LOWEST
--------------------------------------------------------------------------------
International Discovery           50.78% (4Q 1999)             -19.17% (3Q 2001)
--------------------------------------------------------------------------------

LIFE SCIENCES FUND -- ADVISOR CLASS
[data from bar chart]

2001              -7.95%
2002             -28.48%
2003              28.65%
2004               8.91%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                  HIGHEST                      LOWEST
--------------------------------------------------------------------------------
Life Sciences                     14.35% (2Q 2001)             -14.55% (1Q 2001)
--------------------------------------------------------------------------------

TECHNOLOGY FUND -- ADVISOR CLASS
[data from bar chart]

2001              -35.74%
2002              -41.12%
2003               50.00%
2004               -1.69%

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                  HIGHEST                      LOWEST
--------------------------------------------------------------------------------
Technology                        25.87% (2Q 2003)             -33.63% (1Q 2001)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

The following table shows the average annual total returns of the funds' Advisor
Class shares  calculated  three  different  ways. An additional  table shows the average annual total returns of the funds' C Class shares  calculated before the impact of taxes. Because the R Class of Global Growth was not in operation as of the calendar year end, it is not included.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for Advisor  Class  shares.  After-tax  returns for other share classes will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

ADVISOR CLASS
-------------------------------------------------------------------------------------
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004    1 YEAR      5 YEARS   LIFE OF FUND(1)
-------------------------------------------------------------------------------------
EMERGING MARKETS
-------------------------------------------------------------------------------------
Return Before Taxes                              13.17%      -0.81%      7.57%
-------------------------------------------------------------------------------------
Return After Taxes on Distributions              13.03%      -0.98%      7.41%
-------------------------------------------------------------------------------------
Return After Taxes on Distributions               8.73%      -0.75%      6.52%
 and Sale of Fund Shares
-------------------------------------------------------------------------------------
 MSCI Emerging Markets Free Index                25.95%       4.62%      9.25%(2)
  (reflects no deduction for fees,
   expenses or taxes)
-------------------------------------------------------------------------------------
GLOBAL GROWTH
-------------------------------------------------------------------------------------
Return Before Taxes                              14.88%      -3.11%      7.63%
-------------------------------------------------------------------------------------
Return After Taxes on Distributions              14.88%      -3.55%      7.02%
-------------------------------------------------------------------------------------
Return After Taxes on Distributions               9.67%      -2.81%      6.33%
and Sale of Fund Shares

-------------------------------------------------------------------------------------
MSCI World Free Index                            14.72%      -2.45%      1.30%(3)
   (reflects no deduction for fees,
     expenses or taxes)
-------------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY
-------------------------------------------------------------------------------------
Return Before Taxes                              15.95%       0.35%      9.34%
-------------------------------------------------------------------------------------
Return After Taxes on Distributions              13.63%      -0.51%      8.44%
-------------------------------------------------------------------------------------
Return After Taxes on Distributions              13.45%       0.14%      7.96%
 and Sale of Fund Shares
-------------------------------------------------------------------------------------
S&P/Citigroup EMI Growth World ex-US Index(4)    26.20%       0.62%      4.51%(5)
   (reflects no deduction for fees,
    expenses or taxes)
-------------------------------------------------------------------------------------
LIFE SCIENCES
-------------------------------------------------------------------------------------
Return Before Taxes                               8.91%        N/A      -2.11%
-------------------------------------------------------------------------------------
Return After Taxes on Distributions               8.91%        N/A      -2.35%
-------------------------------------------------------------------------------------
Return After Taxes on Distributions               5.79%        N/A      -1.93%
 and Sale of Fund Shares
-------------------------------------------------------------------------------------
S&P 500 Index                                    10.88%        N/A      -2.33%(6)
   (reflects no deduction for fees,
    expenses or taxes)
-------------------------------------------------------------------------------------
S&P Composite 1500 Health Care Index              3.34%        N/A      -1.76%(6)
   (reflects no deduction for fees,
    expenses or taxes)
-------------------------------------------------------------------------------------
TECHNOLOGY
-------------------------------------------------------------------------------------
Return Before Taxes                              -1.69%        N/A     -19.73%
-------------------------------------------------------------------------------------
Return After Taxes on Distributions              -1.69%        N/A     -19.73%
-------------------------------------------------------------------------------------
Return After Taxes on Distributions              -1.10%        N/A     -15.60%
and Sale of Fund Shares
-------------------------------------------------------------------------------------
S&P 500 Index                                    10.88%        N/A      -2.46%
   (reflects no deduction for fees,
    expenses or taxes)
-------------------------------------------------------------------------------------
S&P Composite 1500 Technology Index               2.25%        N/A     -16.68%
   (reflects no deduction for fees,
    expenses or taxes)
-------------------------------------------------------------------------------------

(1)  THE INCEPTION DATES FOR THE ADVISOR CLASS ARE:  EMERGING  MARKETS,  MAY 12,
     1999; GLOBAL GROWTH, FEBRUARY 5, 1999; INTERNATIONAL  DISCOVERY,  APRIL 28,
     1998; LIFE SCIENCES, NOVEMBER 14, 2000; AND TECHNOLOGY, JUNE 30, 2000.

(2)  SINCE APRIL 30, 1999,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(3)  SINCE JANUARY 31, 1999, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(4)  FORMERLY CITIGROUP EMI GROWTH WORLD EX-US INDEX.

(5)  SINCE APRIL 30, 1998,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR WHICH
     DATA IS AVAILABLE.

(6)  SINCE OCTOBER 31, 2000, THE DATE CLOSEST TO THE CLASS'S INCEPTION FOR WHICH
     DATA IS AVAILABLE.

-------------------------------------------------------------------------------
C CLASS
-------------------------------------------------------------------------------
FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004       1 YEAR      LIFE OF FUND(1)
-------------------------------------------------------------------------------
EMERGING MARKETS
-------------------------------------------------------------------------------
Return Before Taxes                                  12.15%      14.42%
-------------------------------------------------------------------------------
MSCI Emerging Markets Free Index                     25.95%      22.77%(2)
   (reflects no deduction for fees,
    expenses or taxes)
-------------------------------------------------------------------------------
GLOBAL GROWTH
-------------------------------------------------------------------------------
Return Before Taxes                                  14.11%       7.81%
-------------------------------------------------------------------------------
MSCI World Free Index                                14.72%       8.89%(3)
   (reflects no deduction for fees,
    expenses or taxes)
-------------------------------------------------------------------------------
LIFE SCIENCES
-------------------------------------------------------------------------------
Return Before Taxes                                   8.13%      -0.53%
-------------------------------------------------------------------------------
S&P 500 Index                                        10.88%       3.78%(4)
   (reflects no deduction for fees,
    expenses or taxes)
-------------------------------------------------------------------------------
S&P Composite 1500 Health Care Index                  3.34%      -1.33%(4)
   (reflects no deduction for fees,
    expenses or taxes)
-------------------------------------------------------------------------------

(1)  THE INCEPTION  DATES FOR THE C CLASS ARE:  EMERGING  MARKETS,  DECEMBER 18,
     2001; GLOBAL GROWTH, MARCH 1, 2002; AND LIFE SCIENCES, NOVEMBER 29, 2001.

(2)  SINCE  DECEMBER 31, 2001,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

(3)  SINCE  FEBRUARY 28, 2002,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

(4)  SINCE  NOVEMBER 30, 2001,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will  perform in the  future.

For current performance information, please call us at 1-800-378-9878.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o  to buy fund shares directly from American Century

o  to reinvest dividends in additional shares

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the funds.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
ADVISOR CLASS AND R CLASS
--------------------------------------------------------------------------------
   Redemption/Exchange Fee (as a percentage of amount
    redeemed/exchanged)                                                2.00%(1)
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
   Maximum Deferred Sales Charge (load) (as a percentage
    of net asset value)                                                 1.00%(2)
--------------------------------------------------------------------------------

(1)  APPLIES ONLY TO EMERGING MARKETS AND INTERNATIONAL  DISCOVERY ADVISOR CLASS
     SHARES HELD FOR LESS THAN 180 DAYS,  AND GLOBAL  GROWTH R CLASS AND ADVISOR
     CLASS SHARES  PURCHASED ON OR AFTER MARCH 1, 2004 AND HELD FOR LESS THAN 60
     DAYS.  THE FEE  DOES NOT  APPLY  TO  SHARES  PURCHASED  THROUGH  REINVESTED
     DIVIDENDS OR CAPITAL GAINS.

(2)  THE  DEFERRED  SALES  CHARGE IS  CONTINGENT  ON THE LENGTH OF TIME YOU HAVE
     OWNED YOUR SHARES. THE CHARGE IS 1.00% DURING THE FIRST YEAR AFTER PURCHASE
     AND IS ELIMINATED THEREAFTER.

---------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------
                    MANAGEMENT   DISTRIBUTION AND        OTHER       TOTAL ANNUAL FUND
                    FEE(1)       SERVICE (12B-1) FEES    EXPENSES    OPERATING EXPENSES
 --------------------------------------------------------------------------------------
EMERGING MARKETS
---------------------------------------------------------------------------------------
   Advisor Class     1.75%         0.50%(2)              0.00%(3)          2.25%
---------------------------------------------------------------------------------------
   C Class           2.00%         1.00%(4)              0.00%(3)          3.00%
---------------------------------------------------------------------------------------
GLOBAL GROWTH
---------------------------------------------------------------------------------------
   Advisor Class     1.05%         0.50%(2)              0.00%(3)          1.55%
---------------------------------------------------------------------------------------
   C Class           1.30%         1.00%(4)              0.00%(3)          2.30%
---------------------------------------------------------------------------------------
   R Class           1.30%         0.50%(4)              0.00%(5)          1.80%
---------------------------------------------------------------------------------------
INTERNATIONAL
DISCOVERY
---------------------------------------------------------------------------------------
   Advisor Class     1.24%         0.50%(2)              0.00%(3)          1.74%
---------------------------------------------------------------------------------------
LIFE SCIENCES
---------------------------------------------------------------------------------------
   Advisor Class     1.25%         0.50%(2)              0.00%(3)          1.75%
---------------------------------------------------------------------------------------
   C Class           1.50%         1.00%(4)              0.00%(3)          2.50%
---------------------------------------------------------------------------------------
TECHNOLOGY
---------------------------------------------------------------------------------------
   Advisor Class     1.25%         0.50%(2)              0.00%(3)          1.75%
---------------------------------------------------------------------------------------

(1)  BASED ON ASSETS DURING THE FUNDS' MOST RECENT  FISCAL YEAR.  THE FUNDS HAVE
     STEPPED  FEE  SCHEDULES.  AS A  RESULT,  THE  FUNDS'  MANAGEMENT  FEE RATES
     GENERALLY  DECREASE AS STRATEGY  ASSETS  INCREASE  AND INCREASE AS STRATEGY
     ASSETS  DECREASE.  SEE  THE  INVESTMENT  ADVISOR  UNDER  MANAGEMENT  FOR AN
     EXPLANATION OF STRATEGY ASSETS.

(2)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.  HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING   AND   ADMINISTRATIVE   SERVICES   PROVIDED   BY   FINANCIAL
     INTERMEDIARIES,  WHICH  WOULD  OTHERWISE  BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED  MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS  THE  SAME  FOR  ALL  CLASSES.   FOR  MORE  INFORMATION,   SEE  SERVICE,
     DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE X.

(3)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUNDS'
     INDEPENDENT  DIRECTORS AND THEIR LEGAL COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

(4)  THE 12B-1 FEE IS DESIGNED TO PERMIT  INVESTORS TO PURCHASE  SHARES  THROUGH
     BROKER-DEALERS,    BANKS,   INSURANCE   COMPANIES   AND   OTHER   FINANCIAL
     INTERMEDIARIES.   THE  FEE  MAY  BE  USED  TO  COMPENSATE   SUCH  FINANCIAL
     INTERMEDIARIES  FOR DISTRIBUTION AND OTHER SHAREHOLDER  SERVICES.  FOR MORE
     INFORMATION, SEE SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES, PAGE X.

(5)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

--------------------------------------------------------------------------------
                             1 YEAR       3 YEARS         5 YEARS       10 YEARS
--------------------------------------------------------------------------------
EMERGING MARKETS
--------------------------------------------------------------------------------
   Advisor Class             $226           $697           $1,194         $2,558
--------------------------------------------------------------------------------
   C Class                   $300           $917           $1,558         $3,273
--------------------------------------------------------------------------------
GLOBAL GROWTH
--------------------------------------------------------------------------------
   Advisor Class             $157           $487             $840         $1,832
--------------------------------------------------------------------------------
   C Class                   $231           $712           $1,219         $2,607
--------------------------------------------------------------------------------
   R Class                   $182           $563           $968           $2,098
--------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY
--------------------------------------------------------------------------------
   Advisor Class             $176           $545             $937         $2,035
--------------------------------------------------------------------------------
LIFE SCIENCES
--------------------------------------------------------------------------------
   Advisor Class             $177           $548             $943         $2,045
--------------------------------------------------------------------------------
   C Class                   $251           $771           $1,317         $2,803
--------------------------------------------------------------------------------
TECHNOLOGY
--------------------------------------------------------------------------------
   Advisor Class             $177           $548             $943         $2,045
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

EMERGING MARKETS FUND
GLOBAL GROWTH FUND
INTERNATIONAL DISCOVERY FUND

WHAT IS THE FUNDS' INVESTMENT OBJECTIVE?

These funds seek capital growth.

HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVE?

The portfolio  managers look for stocks of companies  they believe will increase in value over time, using an investment  strategy developed by American Century.
In implementing this strategy,  the portfolio  managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies,  rather than on broad economic  forecasts.  Management of the funds is based on the belief that,  over the long term, stock price movements follow growth in earnings,  revenues and/or cash flow.

Using American Century's  extensive computer database,  as well as other primary analytical  research tools, the portfolio  managers track financial  information for individual  companies to identify and evaluate trends in earnings,  revenues and other  business  fundamentals.  Under normal market  conditions,  the funds'
portfolios  will primarily  consist of securities of companies whose earnings or revenues that are not only growing,  but growing at an  accelerating  pace. This includes  companies  whose  growth  rates,  although  still  negative,  are less negative than prior  periods,  and companies  whose growth rates are expected to accelerate.  Other  analytical  techniques  help  identify  additional  signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company's  business.  These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable  growth prospects and sell the stocks of companies whose  characteristics no longer meet their criteria.

In addition to locating strong companies with earnings, revenue and/or cash flow growth,  the  portfolio  managers  believe that it is important to diversify the funds' holdings across different countries and geographical regions in an effort to  manage  the  risks  of an  international  portfolio.  For this  reason,  the portfolio  managers also consider the  prospects  for relative  economic  growth
among  countries  or  regions,  economic  and  political  conditions,   expected
inflation rates,  currency  exchange  fluctuations and tax  considerations  when making investments.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they intend to keep the funds essentially fully invested in stocks regardless of the movement of stock prices generally.

A description of the policies and  procedures  with respect to the disclosure of the funds'  portfolio  securities  is available in the  statement of  additional information.

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

The funds will usually purchase EQUITY  SECURITIES of foreign  companies (except
Global Growth,  which will usually  purchase equity  securities of both U.S. and foreign companies).

               EQUITY  SECURITIES  INCLUDE COMMON STOCK,  PREFERRED  STOCK,  AND
          EQUITY-EQUIVALENT  SECURITIES,  SUCH AS  SECURITIES  CONVERTIBLE  INTO
          COMMON  STOCK,   STOCK  FUTURES   CONTRACTS  OR  STOCK  INDEX  FUTURES
          CONTRACTS.

These funds can  purchase  other types of  securities  as well,  such as forward
currency  exchange  contracts,   notes,  bonds  and  other  debt  securities  of
companies,  and  obligations  of  domestic  or  foreign  governments  and  their agencies.

Futures  contracts,  a type of  derivative  security,  can help the funds'  cash assets remain liquid while performing more like stocks.  The funds have a policy governing futures contracts and similar derivative securities to help manage the risk of these types of  investments.  A complete  description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic  conditions,  the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent a fund assumes a defensive position, however, it will not be pursuing its objective of capital growth.

WHAT ARE THE DIFFERENCES BETWEEN THE FUNDS?

o    Emerging  Markets  will  invest  at  least  80% of  its  assets  in  equity securities of companies  located in emerging market countries and companies that derive a significant  portion of their  business from emerging  market countries.

o    Global Growth invests in both U.S. and foreign companies. The fund's assets will be  invested  primarily  in equity  securities  of issuers  located in developed countries worldwide (including the United States).

o    International  Discovery's  assets  will be  invested  primarily  in equity securities  of  companies  that are small- to  medium-sized  at the time of purchase and are located in foreign developed  countries or emerging market countries. If the companies in which the fund invests are successful, these companies  may  grow  into  large-sized  companies.  In  addition,  if  the
     portfolio   managers   determine  that  the   availability   of  small-  to
     medium-sized  companies  in which to  invest  is not  adequate  to meet the fund's investment  needs, the portfolio  managers may invest in large-sized companies.

In  determining  whether a company  is  foreign,  the  portfolio  managers  will consider various factors,  including where the company is  headquartered,  where the company's principal operations are located, where the company's revenues are derived,  where the principal trading market is located and the country in which the company was legally  organized.  The weight  given to each of these  factors will vary  depending on the  circumstances  in a given case.  The funds consider developed countries to include Australia,  Austria,  Belgium,  Bermuda,  Canada,
Denmark,  Finland,  France,  Germany,  Greece, Hong Kong, Ireland, Italy, Japan,
Luxembourg, the Netherlands,  New Zealand, Norway, Portugal,  Singapore,  Spain,
Sweden,  Switzerland,  the United Kingdom and the United States. In addition, as used in the  statement  of  additional  information,  securities  of  issuers in emerging market  (non-developed)  countries means securities of issuers that (i)
have their principal place of business or principal office in an emerging market country or (ii) derive a  significant  portion of their  business  from emerging market countries.

When  determining the size of a company,  the portfolio  managers will consider, among  other  factors,  the  capitalization  of the  company  and the  amount of revenues, as well as other information they obtain about the company.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions,  and investor  confidence.

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

Investing in foreign  securities has certain unique risks that make it generally riskier  than  investing  in U.S.  securities.  These  risks  include  increased exposure to  political,  social and economic  events in world  markets;  limited availability  of public  information  about a  company;  less-developed  trading markets and  regulatory  practices;  and a lack of uniform  financial  reporting practices compared to those that apply in the United States.

In addition,  investments  in foreign  countries  are subject to currency  risk, meaning that because the funds' investments are generally denominated in foreign currencies,  the funds could  experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of smaller foreign companies  generally  presents unique risks in addition  to the  typical  risks of  investing  in foreign  securities.
Smaller  companies may have limited  resources,  trade less  frequently and have less publicly available information. They also may be more sensitive to changing economic  conditions.  These factors may cause  investments  in smaller  foreign companies to experience more price volatility.

Investing  in  securities  of  companies  located in emerging  market  countries generally is also riskier than  investing in securities of companies  located in foreign  developed  countries.  Emerging  market  countries  may  have  unstable governments  and/or  economies that are subject to sudden change.  These changes may be magnified by the  countries'  emergent  financial  markets,  resulting in significant  volatility to investments in these countries.  These countries also may lack the legal, business and social framework to support securities markets.

The portfolio managers may buy a large amount of a company's stock quickly,  and may dispose of it quickly if the company's  earnings or revenues decline.  While the managers believe this strategy provides substantial  appreciation  potential over the long  term,  in the short term it can  create a  significant  amount of share price volatility.  This volatility can be greater than that of the average stock fund.

The funds'  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

In summary,  investing in these funds is intended for investors who find foreign securities an appropriate investment and who are willing to accept the increased risk associated with a fund's investment strategy.

LIFE SCIENCES FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio  managers look for stocks of companies  they believe will increase in value over time, using an investment  strategy developed by American Century.
In implementing this strategy,  the portfolio  managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies,  rather than on broad economic  forecasts.  Management of the funds is based on the belief that,  over the long term, stock price movements follow growth in earnings and revenues.

Using American Century's  extensive computer database,  as well as other primary analytical  research tools, the portfolio  managers track financial  information for  thousands  of  individual  companies  to identify  and  evaluate  trends in earnings,  revenues and other  business  fundamentals.  The portfolio  managers'
principal  analytical  technique  involves the  identification of companies with earnings and revenues that are not only growing,  but growing at an accelerating pace. This includes companies whose growth rates,  although still negative,  are less negative than prior periods,  and companies whose growth rates are expected to  accelerate.  These  techniques  help the portfolio  managers buy or hold the stocks of companies  they believe have favorable  growth  prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

The portfolio  managers will typically  look for stocks of growing  companies in the life sciences  sector.  To achieve its objective,  the fund invests at least
80% of its assets in companies that engage in the business of providing products and  services  that help promote  health and  wellness.  Life science  companies generally  own,  operate  or support  healthcare  facilities  (including,  among others,  hospitals,  outpatient  surgery  facilities,  dialysis centers,  dental
centers  and   physical   therapy   centers);   design,   manufacture   or  sell
pharmaceuticals,  bio-pharmaceuticals,  medical research facilities, and medical
devices  and  supplies;   or  may  provide   biotechnology   needed  to  improve
agriculture,   aquaculture,   forestry,   chemicals,   household   products  and
cosmetics/personal  care products,  environmental cleanup, food processing,  and forensic  medicine.  The fund may invest in U.S.  and foreign  companies  of any size.

Sometimes a company will engage in multiple lines of business. We will generally consider a company to be in the life sciences sector if

o    at least 50% of its gross income or net assets come from  activities in the sector;

o    at least 50% of its  assets  are  devoted to  producing  revenues  from the sector; or

o    based on  other  information  we  obtain,  we  determine  that its  primary business should be categorized within the sector; or

o    if the  investment is in a derivative  security,  the security has economic characteristics similar to the foregoing investments.

In addition to locating strong  companies with earnings and revenue growth,  the portfolio  managers  invest  in  companies  that  experience  a change  in their business that may stimulate future revenue and earnings acceleration and lead to positive investor  perception.  The change typically is the result of key events including:  entry into a new market,  development of a new product,  obtaining a new patent or license, or the presentation of clinical data showing efficacy for a new drug or medical  device.  The  portfolio  managers also believe that it is important to  diversify  the fund's  holdings  across  geographical  regions and different  countries.  For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions,  economic and political conditions,  expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they intend to keep the fund essentially  fully invested in stocks regardless of the movement of stock prices generally.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will  usually  purchase  EQUITY  SECURITIES  of both U.S.  and  foreign companies.

               EQUITY  SECURITIES  INCLUDE COMMON STOCK,  PREFERRED  STOCK,  AND
          EQUITY-EQUIVALENT  SECURITIES,  SUCH AS  SECURITIES  CONVERTIBLE  INTO
          COMMON  STOCK,   STOCK  FUTURES   CONTRACTS  OR  STOCK  INDEX  FUTURES
          CONTRACTS.

The  fund can  purchase  other  types of  securities  as well,  such as  foreign currency exchange contracts, notes, bonds and other debt securities of companies and obligations of domestic or foreign governments and their agencies.

The managers also may purchase put options  (i.e.,  the right to sell a security at a specified  price by a certain date) for some securities that the fund holds in order to hedge against adverse price  fluctuations of those  securities.  The managers may purchase put options to cover up to 10% of the fund's assets.

Futures  contracts,  a type of  derivative  security,  can help the fund's  cash assets remain liquid while  performing  more like stocks.  The fund has a policy governing futures and similar  derivative  securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing  in a derivative  security.  A complete  description  of the derivatives policy is included in the statement of additional information.

Although  not a  primary  investment  strategy  of the  fund,  in the  event  of exceptional  market  or  economic  conditions,  the  fund  may,  as a  temporary defensive measure,  invest all or a substantial portion of its assets in cash or high-quality,  short-term  debt  securities.  To the extent  the fund  assumes a defensive position, it will not be pursuing its objective of capital growth.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

The fund will focus its investments among companies in the life sciences sector.
Because those investments are concentrated in a comparatively  narrow segment of the total market, the fund's investments are not as diversified as those of many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments,  such as government  regulation,  subsidies or technological  advancements.  This means that the fund's net asset  value may be more volatile than that of less concentrated funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified.  This means that the portfolio managers may choose to invest in a relatively small number of securities.  If so, a price change in any one of these  securities  may have a greater  impact on the fund's share price than would be the case if the fund were  diversified.  Although  the portfolio  managers  expect it will  ordinarily  invest in enough  securities to qualify  as a  diversified  fund,  its  nondiversified  status  gives  them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many faster-growing life sciences companies have limited operating histories and their potential  profitability may be dependent on regulatory  approval of their products.  Many of these  companies'  activities  are  funded or  subsidized  by government grants or other funding,  which may be reduced or withdrawn.  Changes in government  regulation  also can have an impact on a company's  profitability
and/or  stock   price.   Continuing   technological   advances  may  mean  rapid
obsolescence  of key products and services.  These  business  uncertainties  may increase the volatility of the prices for these companies' securities.

In addition to publicly traded securities,  the fund may invest up to 15% of its assets in  privately  placed  securities.  These  securities  may be  considered illiquid  if they  cannot be sold in seven  days at  approximately  the price at which the fund is valuing them.  Privately  placed  securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The portfolio  managers may buy a large amount of a company's  stock quickly and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial  appreciation  potential over the long  term,  in the short term it can  create a  significant  amount of portfolio turnover and share price volatility. This portfolio turnover and share price  volatility  can be greater  than that of the average  stock fund.  Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund.
Portfolio  turnover also may affect the character of capital gains  realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring the fund's  style,  the fund's  gains may not be as big as, or its losses may be bigger than, other equity funds using different  investment styles.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund may invest in companies  regardless of size,  which means it may invest in smaller  U.S.  and foreign  companies.  Investing  in  securities  of smaller companies  generally  presents unique risks.  Smaller companies may have limited resources,  trade less frequently and have less publicly available  information.
They also may be more sensitive to changing  political and economic  conditions.
These factors may cause  investments  in smaller  companies to  experience  more price volatility.

The fund may invest in  securities  of  foreign  companies.  Foreign  investment involves  additional risks,  including  fluctuations in currency exchange rates, less stable political and economic  structures,  reduced  availability of public information,  and lack of uniform financial  reporting and regulatory  practices similar to those that apply in the United  States.  These factors make investing in foreign  securities  generally  riskier than  investing  in U.S.  securities.
Because the portfolio  managers intend to invest the fund's assets  primarily in
U.S.  securities,   the  risks  associated  with  foreign  investments  are  not considered  to be principal  risks of  investing in the fund.  To the extent the fund invests in foreign securities, the overall risk of the fund, however, could be affected.

Option  prices can be  volatile,  and trading in options will expose the fund to certain risks. For instance,  if the price of the option's  underlying  security does not change in the  anticipated  direction to an extent  sufficient to cover the cost of the option  before the  option  expires,  the fund may lose all or a significant part of its investment in the option.

The fund's  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

These and other risks of investing  in the fund are more fully  described in the fund's statement of additional information.

TECHNOLOGY FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The portfolio  managers look for stocks of companies  they believe will increase in value over time, using an investment  strategy developed by American Century.
In implementing this strategy,  the portfolio  managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies,  rather than on broad economic  forecasts.  Management of the funds is based on the belief that,  over the long term, stock price movements follow growth in earnings and revenues.

Using American Century's  extensive computer database,  as well as other primary analytical  research tools, the portfolio  managers track financial  information for  thousands  of  individual  companies  to identify  and  evaluate  trends in earnings,  revenues and other  business  fundamentals.  The portfolio  managers'
principal  analytical  technique  involves the  identification of companies with earnings and revenues that are not only growing,  but growing at an accelerating pace. This includes companies whose growth rates,  although still negative,  are less negative than prior periods,  and companies whose growth rates are expected to  accelerate.  These  techniques  help the portfolio  managers buy or hold the stocks of companies  they believe have favorable  growth  prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

The portfolio  managers will typically  look for stocks of growing  companies in the technology and telecommunications-related  sector. To achieve its objective, the fund  invests at least 80% of its  assets in  companies  that the  portfolio managers  believe  are  principally  engaged in  offering,  using or  developing products,  processes or services that provide or will benefit significantly from technological  advancements or  improvements.  The portfolio  managers  consider technology  and  telecommunications-related  industries to include among others,
computers   (including   software,    products   and   electronic   components),
semiconductors,  networking,  internet  and on-line  service  providers,  office
automation,  telecommunications,   telecommunications  equipment,  environmental
services,  media  and  information  services,   electronics,   and  defense  and
aerospace. The fund may invest in U.S. and foreign companies of any size.

Sometimes a company will engage in multiple lines of business. We will generally
consider   an   investment   in  a  company   to  be  in  the   technology   and
telecommunications-related sector if

o    at least 50% of its gross income or net assets come from  activities in the sector;

o    at least 50% of its  assets  are  devoted to  producing  revenues  from the sector; or

o    based on  other  information  we  obtain,  we  determine  that its  primary business should be categorized within the sector; or

o    if the  investment is in a derivative  security,  the security has economic characteristics similar to the foregoing investments.

In addition to locating strong  companies with earnings and revenue growth,  the portfolio  managers  may invest in companies  that  experience a change in their business that may stimulate future revenue and earnings acceleration and lead to positive investor  perception.  The change typically is the result of key events including: entry into a new market, development of a new product, or obtaining a new patent or license.  The portfolio managers also believe that it is important to diversify  the fund's  holdings  across  geographical  regions and  different countries.  For this reason,  the portfolio managers also consider the prospects for relative economic growth among countries or regions,  economic and political conditions,  expected inflation rates, currency exchange  fluctuations,  and tax considerations when making investments.

The portfolio managers do not attempt to time the market.  Instead, under normal market  conditions,  they intend to keep the fund essentially  fully invested in stocks regardless of the movement of stock prices generally.

A description of the policies and  procedures  with respect to the disclosure of the fund's  portfolio  securities  is available in the  statement of  additional information.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will  usually  purchase  EQUITY  SECURITIES  of both U.S.  and  foreign companies.

               EQUITY  SECURITIES  INCLUDE COMMON STOCK,  PREFERRED  STOCK,  AND
          EQUITY-EQUIVALENT  SECURITIES,  SUCH AS  SECURITIES  CONVERTIBLE  INTO
          COMMON  STOCK,   STOCK  FUTURES   CONTRACTS  OR  STOCK  INDEX  FUTURES
          CONTRACTS.

The  fund can  purchase  other  types of  securities  as well,  such as  forward
currency  exchange  contracts,   notes,  bonds  and  other  debt  securities  of
companies,  and  obligations  of  domestic  or  foreign  governments  and  their agencies.

The managers also may purchase put options  (i.e.,  the right to sell a security at a specified  price by a certain date) for some securities that the fund holds in order to hedge against adverse price  fluctuations of those  securities.  The managers may purchase put options to cover up to 10% of the fund's assets.

Futures  contracts,  a type of  derivative  security,  can help the fund's  cash assets remain liquid while  performing  more like stocks.  The fund has a policy governing futures and similar  derivative  securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing  in a derivative  security.  A complete  description  of the derivatives policy is included in the statement of additional information.

Although  not a  primary  investment  strategy  of the  fund,  in the  event  of exceptional  market  or  economic  conditions,  the  fund  may,  as a  temporary defensive measure,  invest all or a substantial portion of its assets in cash or high-quality,  short-term  debt  securities.  To the extent  the fund  assumes a defensive position, it will not be pursuing its objective of capital growth.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the  individual  securities a fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions, and investor confidence.

The fund will  focus its  investments  among  companies  in the  technology  and telecommunications-related sector. Because those investments are concentrated in a comparatively  narrow segment of the total market,  the fund's investments are not as diversified as many other mutual funds. Because of this, companies in the fund's portfolio may react similarly to market developments,  such as government regulation, subsidies, or technological advancements. This means that the fund's net asset value may be more volatile than that of less concentrated  funds. As a result, the value of an investment in the fund may rise or fall rapidly.

In addition, the fund is nondiversified.  This means that the portfolio managers may choose to invest in a relatively small number of securities.  If so, a price change in any one of these  securities  may have a greater  impact on the fund's share price than would be the case if the fund were  diversified.  Although  the portfolio  managers  expect it will  ordinarily  invest in enough  securities to qualify  as a  diversified  fund,  its  nondiversified  status  gives  them more flexibility to invest heavily in the most attractive companies identified by the fund's methodology.

Many  faster-growing  technology and  telecommunications-related  companies have limited operating histories.  Continuing  technological  advances may mean rapid obsolescence  of key products and services.  These  business  uncertainties  may increase the volatility of the prices for these companies' securities.

In  addition  to publicly  traded  securities,  the fund may invest up to 15% in privately placed securities. These securities may be considered illiquid if they cannot  be sold in seven  days at  approximately  the price at which the fund is valuing them.  Privately placed securities are valued by the manager pursuant to procedures established by the fund's Board of Directors.

The portfolio managers may buy a large amount of a company's stock quickly,  and may dispose of it quickly if it no longer meets their investment criteria. While the managers believe this strategy provides substantial  appreciation  potential over the long  term,  in the short term it can  create a  significant  amount of portfolio turnover and share price volatility. This portfolio turnover and share price  volatility  can be greater  than that of the average  stock fund.  Higher portfolio turnover leads to higher brokerage costs, which are borne by the fund.
Portfolio  turnover also may affect the character of capital gains  realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor.  If the market is not  favoring the fund's  style,  the fund's  gains may not be as big as, or its losses may be bigger than, other equity funds using different  investment styles.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund may invest in companies  regardless of size,  which means it may invest in smaller  U.S.  and foreign  companies.  Investing  in  securities  of smaller companies  generally  presents unique risks.  Smaller companies may have limited resources,  trade less frequently and have less publicly available  information.
They also may be more sensitive to changing  political and economic  conditions.
These factors may cause  investments  in smaller  companies to  experience  more price volatility.

The fund may invest in  securities  of  foreign  companies.  Foreign  investment involves  additional risks,  including  fluctuations in currency exchange rates, less stable political and economic  structures,  reduced  availability of public information,  and lack of uniform financial  reporting and regulatory  practices similar to those that apply in the United  States.  These factors make investing in foreign securities  generally riskier than investing in U.S.  securities.  To the extent the fund invests in foreign securities,  however, the overall risk of the fund could be affected.

Option  prices can be  volatile,  and trading in options will expose the fund to certain risks. For instance,  if the price of the option's  underlying  security does not change in the  anticipated  direction to an extent  sufficient to cover the cost of the option  before the  option  expires,  the fund may lose all or a significant part of its investment in the option.

The fund's  performance  also may be affected by  investments  in initial public offerings  (IPOs).  The  impact of IPOs on a fund's  performance  depends on the strength  of the IPO market and the size of the fund.  IPOs may have less impact on a fund's performance as its assets grow.

These and other risks of investing  in the fund are more fully  described in the fund's statement of additional information.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Directors,  investment  advisor and fund management  teams play key roles in the management of the funds.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors  does not manage the funds,  it has hired an investment  advisor to do
so. More than  three-fourths  of the  directors  are  independent  of the funds'
advisor;  that is,  they  have  never  been  employed  by and have no  financial interest  in the  advisor  or any of its  affiliated  companies  (other  than as shareholders of American Century funds).

THE INVESTMENT ADVISOR

The funds' (except  Technology's)  investment advisor is American Century Global
Investment Management,  Inc. (ACGIM). ACGIM has been managing mutual funds since
January 2005 and is headquartered  at 666 3rd Avenue,  23rd Floor, New York, New
York 10017.  Prior to January 2005,  these funds were managed by ACGIM's  parent company,  American Century  Investment  Management,  Inc. (ACIM).  The change of investment  advisor is a result of a corporate  restructuring  of ACIM, in which
ACGIM was incorporated as a subsidiary of ACIM.

Technology's  investment  advisor is ACIM.  ACIM has been managing  mutual funds since 1958 and is  headquartered  at 4500 Main  Street,  Kansas  City,  Missouri
64111.

The  advisor  (ACGIM  or  ACIM)  is  responsible  for  managing  the  investment portfolios of the funds and directing the purchase and sale of their  investment securities. The advisor also arranges for transfer agency, custody and all other services  necessary  for the funds to operate.  ACGIM has hired ACIM to make the day-to-day  investment  decisions  for the cash portion of the funds it manages.
ACIM performs this function under the  supervision of ACGIM and the funds' Board of Directors.

For the  services  it  provides  to each fund,  the  advisor  receives a unified management  fee based on a percentage  of the daily net assets of each  specific class of shares of each fund. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation  formula.  This formula takes into account all of the  advisor's  assets under  management in the fund's investment  strategy  ("strategy  assets") to calculate the appropriate fee rate for the fund.  The strategy  assets  include the fund's assets and the assets of other  clients of the advisor  that are not in the  American  Century  family of mutual funds (such as subadvised funds and separate  accounts) but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets,  in calculating the fee rate for a particular fund could allow a fund to realize  scheduled  cost savings more quickly if the advisor  acquires additional  assets under management  within a strategy in addition to the fund's assets.  However,  it is possible  that the strategy  assets for a fund will not include assets of other client accounts.  In addition, if there are such assets, they may not be sufficient to result in a lower fee rate.  The amount of the fee is calculated  daily and paid monthly in arrears.  Global  Growth's R Class will pay the advisor a unified  management  fee of 1.30% of its pro rata share of the first $1 billion of the  strategy  assets,  1.15% of its pro rata  shares of the next $1 billion of the  strategy  assets and 1.05% of its pro rata share over $2 billion of the strategy assets.

Out of each fund's fee, the advisor paid all expenses of managing and  operating that fund except brokerage expenses,  taxes, interest,  fees and expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.  A portion  of each  fund's  management  fee may be paid by the fund's
advisor  to   unaffiliated   third   parties  who  provide   recordkeeping   and
administrative services that would otherwise be performed by an affiliate of the advisor.

------------------------------------------------------------------------------------------
MANAGEMENT FEES PAID BY THE FUNDS TO ACIM
AS A PERCENTAGE OF AVERAGE NET ASSETS FOR THE MOST
RECENT FISCAL YEAR ENDED NOVEMBER 30, 2004           ADVISOR CLASS   C CLASS     R CLASS
------------------------------------------------------------------------------------------
Emerging Markets                                        1.75%         2.00%       N/A(1)
------------------------------------------------------------------------------------------
Global Growth                                           1.05%         1.30%       N/A(2)
------------------------------------------------------------------------------------------
International Discovery                                 1.24%         N/A(3)      N/A(1)
------------------------------------------------------------------------------------------
Life Sciences                                           1.25%         1.50%       N/A(1)
------------------------------------------------------------------------------------------
Technology                                              1.25%         N/A(3)      N/A(1)
------------------------------------------------------------------------------------------

(1)  THE FUND DOES NOT OFFER R CLASS SHARES.

(2)  THE R CLASS OF THIS FUND HAD NOT  COMMENCED  OPERATIONS  AS OF NOVEMBER 30,
     2004.

(3)  THE FUND DOES NOT OFFER C CLASS SHARES.

THE FUND MANAGEMENT TEAMS

The advisor uses teams of  portfolio  managers and analysts to manage the funds.
The teams meet regularly to review  portfolio  holdings and discuss purchase and sale activity.  Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategy.

The  portfolio  managers on the  investment  teams who are jointly and primarily responsible for the day-to-day management of the funds are identified below.

EMERGING MARKETS

MICHAEL J. DONNELLY

Mr. Donnelly,  Vice President and Senior Portfolio Manager, has been a member of the team that manages  Emerging  Markets since the fund's inception in September
1997. He joined American  Century in August 1997. He has a bachelor of arts from
Yale   University  and  an  MBA  in  management,   international   business  and
international  finance from Kellogg Graduate School of Management,  Northwestern
University. He is a CFA charterholder.

RAYMOND KONG

Mr. Kong,  Vice President and Portfolio  Manager,  has been a member of the team that manages  Emerging  Markets since September 1997. He joined American Century in March 1993. He became a portfolio  manager in July 2001.  Since October 1998, he served as senior  analyst  and  managing  director  of the  American  Century
Singapore  office.  He has a bachelor  of science and master of science in civil engineering and an MBA from Virginia Tech.

GLOBAL GROWTH

MATTHEW HUDSON

Mr. Hudson, Vice President and Portfolio Manager,  has been a member of the team that manages  Global  Growth  since April 2002.  He joined  American  Century in
January 2000.  He became a portfolio  manager in April 2002. He has a bachelor's degree in finance and investments from Babson College and an MBA in finance from
Boston University. He is a CFA charterholder.

TREVOR GURWICH

Mr. Gurwich, Vice President and Portfolio Manager, has been a member of the team that manages  Global Growth since January  2004. He joined  American  Century in
July 1998.  He became a  portfolio  manager in March 2001.  He has a  bachelor's degree  in  international  relations  from the  University  of  Pennsylvania,  a bachelor's  degree in economics  from  Wharton  School of Business and an MBA in finance and investment management from Columbia University.

INTERNATIONAL DISCOVERY

MARK S. KOPINSKI

Mr.  Kopinski,  Senior Vice President and Senior Portfolio  Manager,  has been a member of the team that manages International Discovery since rejoining American
Century in April 1997 as a  portfolio  manager.  He has a  bachelor's  degree in business  administration  from Monmouth  College and a master's  degree in Asian studies from the University of Illinois.

BRIAN BRADY

Mr. Brady, Vice President and Portfolio  Manager,  has been a member of the team that manages  International  Discovery  since joining  American  Century in June
1994. He became a portfolio manager in November 1998. He has a bachelor's degree in  finance  from  Georgetown  University  and an MBA from  Columbia  University
Graduate School of Business.

LIFE SCIENCES

ARNOLD K. DOUVILLE

Mr. Douville,  Vice President and Senior Portfolio Manager, has been a member of the team that manages Life Sciences  since its inception in June 2000. He joined
American  Century in November 1997 as a portfolio  manager.  He has a bachelor's degree in  economics  from the U.S.  Air Force  Academy  and an MBA in  finance, statistics and economics from the University of Chicago.

CHRISTY TURNER

Ms. Turner, Vice President and Portfolio Manager,  has been a member of the team that manages Life Sciences since its inception in June 2000. She joined American
Century in January 1996.  She became a portfolio  manager in May 2000. She has a bachelor's  degree in business  administration  from the  University  of Central
Florida and an MBA in finance from the  University of North  Carolina.  She is a
CFA charterholder.

TECHNOLOGY

TOM TELFORD

Mr. Telford, Vice President and Portfolio Manager, has been a member of the team that manages  Technology  since March 2002. He joined  American  Century in July
1996.  He became a  portfolio  manager in  February  2000.  He has a bachelor of business  administration  from  Southern  Methodist  University  and an MBA from
Wharton  School  of  Business,   University  of   Pennsylvania.   He  is  a  CFA
charterholder.

The statement of additional  information  provides additional  information about the other accounts managed by the portfolio  managers,  if any, the structure of their compensation, and their ownership of fund securities.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval  before  executing  personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  statement  of  additional information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The Board of  Directors  and/or the advisor may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS, C CLASS AND R CLASS SHARES

The Advisor  Class,  C Class and R Class  shares are  intended  for  purchase by participants in  employer-sponsored  retirement or savings plans and for persons purchasing shares through  broker-dealers,  banks, insurance companies and other financial  intermediaries  that provide various  administrative and distribution services.

MINIMUM INITIAL INVESTMENT AMOUNTS

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell  Education Savings Account (CESA),  and $2,500 for all other accounts.
International  Discovery is closed to new  accounts.  Aggregate  purchases for C
Class shares are limited to amounts less than $1,000,000.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its policies.  Copies of the funds' annual  reports,  semiannual reports  and  statement  of  additional  information  are  available  from  your intermediary or plan sponsor.

               FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE
          COMPANIES AND INVESTMENT ADVISORS.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer multiple copies of these documents individually  addressed, please contact your financial intermediary directly.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

Short-term  trading and other so-called  market timing practices are not defined or  explicitly  prohibited  by any  federal  or state law.  However,  short-term trading and other abusive  trading  practices may disrupt  portfolio  management strategies and harm fund  performance.  If the  cumulative  amount of short-term trading  activity is significant  relative to a fund's net assets,  the fund may incur  trading  costs that are higher than  necessary  as  securities  are first purchased  then quickly sold to meet the redemption  request.  In such case, the fund's  performance could be negatively  impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially  harmful effects of abusive  trading  practices,  the funds'  Board of Directors  has  approved  American  Century's  abusive  trading policies and  procedures,  which are designed to reduce the frequency and effect of  these  activities  in our  funds.  These  policies  and  procedures  include monitoring trading activity,  imposing trading restrictions on certain accounts, imposing  redemption  fees on certain  funds,  and using fair value pricing when current  market  prices are not readily  available.  Although  these efforts are designed to discourage  abusive  trading  practices,  they cannot  eliminate the possibility  that such activity will occur.  American  Century seeks to exercise its  judgment  in  implementing  these tools to the best of its  abilities  in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading practices.  These techniques may vary depending on the type of fund, the class of shares or whether  the  shares are held  directly  or  indirectly  with
American  Century.  They may change from time to time as  determined by American
Century  in its  sole  discretion.  To  minimize  harm to the  funds  and  their shareholders,  we reserve  the right to reject  any  purchase  order  (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  for shares held directly with American Century, we may deem the sale of all or a substantial portion of a shareholder's purchase of fund shares to be abusive if the sale is made

o  within seven days of the purchase, or

o  within 30 days of the purchase, if it happens more than once per year.

To the extent practicable,  we try to use the same approach for defining abusive trading for shares  held  through  financial  intermediaries.  American  Century reserves the right, in its sole discretion,  to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

As a heightened  measure for the funds, the board has approved the imposition of a redemption fee for  redemption of shares within a specified  number of days of purchase. See REDEMPTIONS, page 25, for a complete description of the redemption fee applicable to the fund.

In  addition,  American  Century  reserves  the  right to accept  purchases  and exchanges in excess of the trading  restrictions  discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American  Century's  policies do not permit us to enter into  arrangements  with fund shareholders that permit such shareholders to engage in frequent  purchases and redemptions of fund shares. Due to the complexity and subjectivity  involved
in  identifying   abusive  trading   activity  and  the  volume  of  shareholder
transactions  American Century handles,  there can be no assurance that American
Century's  efforts  will  identify all trades or trading  practices  that may be considered  abusive.  In addition,  American Century's ability to monitor trades that are placed by individual  shareholders  within group, or omnibus,  accounts maintained by financial  intermediaries  is severely  limited  because  American
Century  generally  does not have access to the underlying  shareholder  account information.  However,  American  Century  monitors  aggregate  trades placed in omnibus accounts and seeks to work with financial  intermediaries  to discourage
shareholders   from  engaging  in  abusive  trading   practices  and  to  impose
restrictions  on excessive  trades.  There may be  limitations on the ability of financial  intermediaries  to impose  restrictions  on the trading  practices of their clients. As a result, American Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

REDEMPTIONS

If you sell your C Class shares within 12 months of their purchase, you will pay a sales  charge  the amount of which is  contingent  upon the length of time you held your shares.

Shares  redeemed  within a specified  period may be subject to a 2.0% redemption fee as listed below.

o    Emerging Markets (Advisor Class) shares sold within 180 days of purchase

o    Global  Growth  (Advisor  Class and R Class)  shares  purchased on or after
     March 1, 2004 and sold within 60 days of purchase

o    International  Discovery  (Advisor  Class)  shares  sold within 180 days of purchase

Therefore,  if you redeem Advisor Class and R Class shares within the redemption periods specified above, you will receive 98% of their value at redemption.  The remaining  2% is  retained by the fund and helps  cover  transaction  costs that long-term  investors  may bear when the fund sells  securities  to meet investor redemptions.  This fee is intended to help prevent  abusive  trading  practices, such as excessive short-term trading. (See ABUSIVE TRADING PRACTICES,  page 24.)
However,  not all of the  financial  intermediaries  who  offer  the  funds  are currently  able to track and  charge the  redemption  fee.  American  Century is working with those providers to combat abusive  trading and encouraging  them to develop  systems to track the  redemption  fee and otherwise  employ  tactics to combat abusive trading practices.

The  redemption  fee  does not  apply to  shares  purchased  through  reinvested distributions  (dividends  and  capital  gains).  The funds may not  charge  the redemption fee in certain  situations  deemed  appropriate by American  Century, including  where  the  capability  to  charge  the  fee  does  not  exist  or is impractical and/or other systems designed to deter abusive trading practices are in place.

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

               A FUND'S  NET ASSET  VALUE,  OR NAV,  IS THE PRICE OF THE  FUND'S
          SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this amount in readily  marketable  securities instead of in cash. The portfolio managers would select these securities from the fund's portfolio.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on the fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your  address of record.  Shares  redeemed  in this manner  within a specified period may be subject to a 2.0% redemption fee as listed below.

o    Emerging Markets (Advisor Class) shares sold within 180 days of purchase

o    Global  Growth  (Advisor  Class and R Class)  shares  purchased on or after
     March 1, 2004 and sold within 60 days of purchase

o    International  Discovery  (Advisor  Class)  shares  sold within 180 days of purchase

You also may incur tax liability as a result of this redemption.  In addition, C
Class  shares  redeemed in this manner may be subject to a sales  charge if held less than 12 months.

SIGNATURE GUARANTEES

A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

CALCULATION OF CONTINGENT DEFERRED SALES CHARGE (CDSC)

C Class  shares  are sold at their net asset  value  without  an  initial  sales charge.  For sales of C Class shares,  the amount paid to your financial advisor is 1.00% of the amount  invested.  If you redeem your shares within 12 months of purchase  you will pay a CDSC of 1.00%  of the  original  purchase  price or the current market value at  redemption,  whichever is less. The purpose of the CDSC is to permit the funds'  distributor  to recoup all or a portion of the up-front payment made to your financial advisor.

The CDSC  will  not be  charged  on  shares  acquired  through  reinvestment  of dividends or distributions or increases in the net asset value of shares.

To minimize the amount of the CDSC you may pay when you redeem shares,  the fund will first redeem shares acquired through reinvested  dividends and capital gain distributions,  which are not  subject to a CDSC.  Shares that have been in your account long enough that they are not subject to a CDSC are redeemed  next.  For any  remaining  redemption  amount,  shares  will be sold in the order they were purchased (earliest to latest).

The information regarding C Class sales charges provided herein is included free of charge  and in a clear and  prominent  format at  americancentury.com  in the
INVESTORS USING ADVISORS and INVESTMENT  PROFESSIONALS portions of the Web site.
From the  description  of C Class shares,  a hyperlink will take you directly to this disclosure.

CDSC WAIVERS

Any applicable  contingent  deferred sales charge may be waived in the following cases:

o    redemptions through systematic  withdrawal plans not exceeding 12% annually of the lesser of the original purchase cost or current market value

o    distributions from IRAs due to attainment of age 59(1)/2

o    required minimum  distributions from retirement  accounts upon reaching age
     70(1)/2

o    tax-free returns of excess contributions to IRAs

o    redemptions due to death or post-purchase disability

o    exchanges,  unless the shares  acquired by exchange are redeemed within the original CDSC period

o    if no broker was compensated for the sale

EXCHANGES BETWEEN FUNDS (C CLASS)

You may  exchange  C Class  shares  of a fund for C Class  shares  of any  other
American Century fund. You may not exchange from the C Class to any other class.
We will not charge a Contingent  Deferred  Sales Charge (CDSC) on the shares you exchange,  regardless  of the  length of time you have owned  them.  When you do redeem shares that have been  exchanged,  the CDSC will be based on the date you purchased the original shares.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.  In addition,  from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century will price the fund shares you purchase,  exchange or redeem at the net asset  value  (NAV) next  determined  after your order is  received  and accepted by the fund's transfer agent, or other financial  intermediary with the authority to accept  orders on the fund's  behalf.  We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New
York Stock  Exchange  (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including  certain U.S. national  holidays),  we do not calculate the
NAV.  A  fund's  NAV is the  current  value  of the  fund's  assets,  minus  any liabilities, divided by the number of shares outstanding.

The fund values  portfolio  securities  for which market  quotations are readily available at their market price. As a general rule,  equity securities listed on a U.S.  exchange  are valued at the last current  reported  sale price as of the time of  valuation.  Securities  listed on the  NASDAQ  National  Market  System
(Nasdaq) are valued at the Nasdaq Official  Closing Price (NOCP),  as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time  of  valuation.  The  fund  may  use  pricing  services  to  assist  in the determination of market value.  Unlisted  securities for which market quotations are  readily  available  are  valued at the last  quoted  sale price or the last quoted ask price, as applicable,  except that debt  obligations  with 60 days or less remaining until maturity may be valued at amortized  cost.  Exchange-traded options,  futures and options on futures are valued at the  settlement  price as determined by the appropriate clearing corporation.

If the fund  determines  that the market  price for a portfolio  security is not readily  available or that the valuation  methods mentioned above do not reflect the  security's  fair  value,  such  security  is  valued  at its fair  value as determined in good faith by, or in accordance  with  procedures  adopted by, the fund's  board or its  designee  (a process  referred  to as "fair  valuing"  the security).  Circumstances  that  may  cause  the fund to fair  value a  security include, but are not limited to:

o    for funds  investing  in  foreign  securities,  if,  after the close of the foreign exchange on which a portfolio  security is principally  traded, but before the close of the NYSE,  an event occurs that may  materially  affect the value of the security;

o    for funds that invest in debt securities, a debt security has been declared in default; or

o    trading in a security has been halted during the trading day.

If such  circumstances  occur, the fund will fair value the security if the fair
valuation   would   materially   impact  the  fund's   NAV.   While  fair  value
determinations   involve  judgments  that  are  inherently   subjective,   these
determinations  are made in good faith in accordance with procedures  adopted by the fund's board.

The  effect of using fair  value  determinations  is that the fund's NAV will be based,  to some degree,  on security  valuations  that the board or its designee believes are fair rather than being solely determined by the market.

With  respect to any portion of the fund's  assets  that are  invested in one or more open-end management  investment  companies that are registered with the SEC
(known as  registered  investment  companies,  or RICs),  the fund's NAV will be calculated  based upon the NAVs of such RICs.  These RICs are required by law to explain the  circumstances  under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities  and other  assets  quoted in foreign  currencies  are valued in U.S.
dollars based on the prevailing exchange rates on that day.

Trading of securities  in foreign  markets may not take place every day the NYSE is open.  Also,  trading in some foreign markets and on some electronic  trading networks  may take  place on  weekends  or  holidays  when the fund's NAV is not calculated.  So, the value of the fund's  portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

DISTRIBUTIONS

Federal tax laws require each fund to make  distributions to its shareholders in order  to  qualify  as a  "regulated  investment  company."  Qualification  as a regulated  investment  company  means the funds  will not be subject to state or federal income tax on amounts distributed.  The distributions  generally consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized on the sale of its investment securities. Each fund generally pays distributions from net income,  if any, once a year in December.  Distributions  from realized capital gains are paid twice a year,  usually in March and December.  A fund may make more frequent distributions,  if necessary, to comply with Internal Revenue
Code provisions.

               CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH
          AS STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of  owning  shares of the funds  will vary  depending  on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have
received  or  capital  gains  they  have  generated   through  their  investment
activities.  Tax  consequences  also may result when  investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes  distributions or if you sell your fund shares.

If you invest through a taxable account,  you may be able to claim a foreign tax credit for any foreign  income taxes paid by the funds.  In order to qualify for this tax credit,  certain  requirements  must be satisfied.  Please  consult the statement of additional  information  for a more complete  discussion of the tax consequences of owning shares of the funds.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

               QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM
          THE STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED
          THAT THE FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

--------------------------------------------------------------------------------
TYPE OF DISTRIBUTION                   TAX RATE FOR 10%     TAX RATE FOR
                                       AND 15% BRACKETS     ALL OTHER BRACKETS
--------------------------------------------------------------------------------
Short-term capital gains               Ordinary Income      Ordinary Income
--------------------------------------------------------------------------------
Long-term capital gains (> 1 year)           5%                   15%
and Qualified Dividend Income
--------------------------------------------------------------------------------

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing.

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions--including  exchanges  to other  American  Century  funds--are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend  is that a fund's  portfolio  may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you  did  not own the  shares  when  the  gains  occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American Century offers the following classes of shares of the funds:

o    EMERGING MARKETS - Investor Class, Institutional Class, Advisor Class and C
     Class

o    GLOBAL GROWTH - Investor Class, Institutional Class, Advisor Class, C Class
     and R Class

o    INTERNATIONAL  DISCOVERY - Investor Class,  Institutional Class and Advisor
     Class

o    LIFE SCIENCES - Investor Class,  Institutional  Class,  Advisor Class and C
     Class

o    TECHNOLOGY - Investor Class, Institutional Class and Advisor Class

The shares  offered by this  prospectus  are Advisor  Class, C Class and R Class shares and are offered primarily through employer-sponsored  retirement plans or through institutions like banks, broker-dealers and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for  shareholder  and  distribution  services.  It is  not  the  result  of  any difference  in  advisory  or  custodial  fees or other  expenses  related to the management of the funds' assets, which do not vary by class.  Different fees and expenses will affect  performance.  For  additional  information  concerning the other classes of shares not offered by this prospectus, call us at

o  1-800-345-2021 for Investor Class shares

o  1-800-345-3533 for Institutional Class shares

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as  described  below,  all classes of shares of the funds have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only differences  between the classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  and (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund.

SERVICE, DISTRIBUTION AND ADMINISTRATIVE FEES

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses  associated with the distribution of their shares out of fund assets.  Each class offered by this  prospectus has a 12b-1 plan. The plans provide  for the  funds to pay  annual  fees of 1.00%  for C Class and 0.50% for
Advisor and R Class to the  distributor  for  certain  ongoing  shareholder  and
administrative   services  and  for   distribution   services,   including  past
distribution  services.  Under the Advisor Class Plan,  the funds' Advisor Class pays the distributor an annual fee of 0.50% of Advisor Class average net assets, half for certain ongoing  shareholder and  administrative  services and half for distribution  services,  including past distribution  services.  The distributor pays  all  or a  portion  of  such  fees  to  the  investment  advisors,  banks, broker-dealers and insurance companies that make the classes available.  Because these fees are used to pay for  services  that are not  related  to  prospective sales of the funds,  each class will  continue to make  payments  under its plan even if it is closed to new  investors.  Because  these fees are paid out of the funds' assets on an ongoing  basis,  over time these fees will increase the cost of your  investment  and may cost  you more  than  paying  other  types of sales charges.  For  additional  information  about the plans  and  their  terms,  see
MULTIPLE CLASS STRUCTURE - MASTER DISTRIBUTION AND SHAREHOLDER  SERVICES PLAN in
the statement of additional information.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the funds'  distributor may make payments for various  additional  services or other expenses out of their profits or other available  sources.  Such payments may be made for one or more of the following:  (1) distribution services, which include expenses incurred by  intermediaries  for their sales activities with respect to the funds,  such as preparing,  printing and  distributing  sales literature and advertising  materials  and  compensating  registered  representatives  or other employees  of such  intermediary  for their sales  activities,  (2)  shareholder services,  such as providing  individual and custom investment advisory services to clients of the  intermediary;  and (3)  marketing and  promotional  services, including business planning assistance, educating personnel about the funds, and sponsorship  of sales  meetings,  which may include  covering costs of providing speakers,  meals and other  entertainment.  The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses  associated  with  attendance at such  meetings,  including  travel costs.  These  payments and  activities  are intended to provide an incentive to intermediaries  to sell the funds by ensuring  that they are educated  about the funds, and to help such intermediaries defray costs associated with offering the funds.  The amount of any payments  described by this paragraph is determined by the  advisor  or the  distributor,  and all  such  amounts  are  paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result,  the total expense ratio of the funds will not be affected by any such payments.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share price  during the most  recently  ended  fiscal  year.  They also show the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old. Because the
R Class shares for Global Growth are new, financial information is not available for this class.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The Financial  Highlights that follow have been audited by Deloitte & Touche
LLP,  except for the  six-month  period ended May 31, 2005,  which have not been audited. The funds' Report of Independent  Registered Public Accounting Firm and
the financial  statements are included in the funds' annual  reports,  which are available upon request.

EMERGING MARKETS FUND

Advisor Class

Will insert unaudited 5/31/05 information

GLOBAL GROWTH FUND

Advisor Class

Will insert unaudited 5/31/05 information

INTERNATIONAL DISCOVERY FUND

Advisor Class

Will insert unaudited 5/31/05 information

LIFE SCIENCES FUND

Advisor Class

Will insert unaudited 5/31/05 information

TECHNOLOGY FUND

Advisor Class

Will insert unaudited 5/31/05 information

EMERGING MARKETS FUND

C Class

Will insert unaudited 5/31/05 information

GLOBAL GROWTH FUND

C Class

Will insert unaudited 5/31/05 information

LIFE SCIENCES FUND

C Class

Will insert unaudited 5/31/05 information

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  prospectus.  This means  that it is  legally  part of this prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  online at americancentury.com or by contacting American Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room, Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     o EDGAR database at sec.gov
                    o By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section, Washington, D.C. 20549-0102

This  prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

--------------------------------------------------------------------------------
FUND REFERENCE                     FUND CODE      TICKER     NEWSPAPER LISTING
--------------------------------------------------------------------------------
EMERGING MARKETS FUND
--------------------------------------------------------------------------------
   Advisor Class                   743            AEMMX         EmgMkt
--------------------------------------------------------------------------------
   C Class                         443            ACECX         EmgMkt
--------------------------------------------------------------------------------
GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
   Advisor Class                   802            AGGRX         Gl Grwth
--------------------------------------------------------------------------------
   C Class                         602            AGLCX         Gl Grwth
--------------------------------------------------------------------------------
   R Class                         xx             xx            Gl Grwth
--------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY FUND
--------------------------------------------------------------------------------
   Advisor Class                   742            ACIDX         IntDisc
--------------------------------------------------------------------------------
LIFE SCIENCES FUND
--------------------------------------------------------------------------------
   Advisor Class                   804            ALSVX         LifeSci
--------------------------------------------------------------------------------
   C Class                         604            ALFSX         LifeSci
--------------------------------------------------------------------------------
TECHNOLOGY FUND
--------------------------------------------------------------------------------
   Advisor Class                   796            ATADX         Tech
--------------------------------------------------------------------------------

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

0507

SH-PRS-43936

July 29, 2005

American Century Investments
statement of additional information

American Century World Mutual Funds, Inc.

Emerging Markets Fund
Global Growth Fund
International Discovery Fund
International Growth Fund
International Opportunities Fund
International Stock Fund
Life Sciences Fund
Technology Fund

THIS  STATEMENT OF ADDITIONAL  INFORMATION  ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES  DATED MARCH 31, 2005 AND JULY 29, 2005,  BUT IS NOT A  PROSPECTUS.
THE STATEMENT OF ADDITIONAL  INFORMATION  SHOULD BE READ IN CONJUNCTION WITH THE
FUNDS' CURRENT  PROSPECTUSES.  IF YOU WOULD LIKE A COPY OF A PROSPECTUS,  PLEASE
CONTACT US AT ONE OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER
OR VISIT AMERICAN CENTURY'S WEB SITE AT AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
DELIVERED TO ALL INVESTORS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR
SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century Investment
Services, Inc., Distributor

[american century investments logo and text logo]

American Century Investment Services, Inc., Distributor

COPYRIGHT 2005 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

Table of Contents

THE FUNDS' HISTORY........................................................X

FUND INVESTMENT GUIDELINES................................................X

FUND INVESTMENTS AND RISKS................................................X

        INVESTMENT STRATEGIES AND RISKS...................................X

        INVESTMENT POLICIES...............................................X

        PORTFOLIO TURNOVER................................................X

MANAGEMENT........................................................ .......X

        THE BOARD OF DIRECTORS............................................X

        OWNERSHIP OF FUND SHARES..........................................X

        CODE OF ETHICS....................................................X

        PROXY VOTING GUIDELINES...........................................X

        DISCLOSURE OF PORTFOLIO HOLDINGS..................................X

THE FUNDS' PRINCIPAL SHAREHOLDERS.........................................X

SERVICE PROVIDERS.........................................................X

        INVESTMENT ADVISOR................................................X

        PORTFOLIO MANAGERS................................................X

        SUBADVISOR........................................................X

        TRANSFER AGENT AND ADMINISTRATOR..................................X

        DISTRIBUTOR.......................................................X

OTHER SERVICE PROVIDERS...................................................X

        CUSTODIAN BANKS...................................................X

        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....................X

BROKERAGE ALLOCATION......................................................X

        REGULAR BROKER-DEALERS............................................X

INFORMATION ABOUT FUND SHARES.............................................X

        MULTIPLE CLASS STRUCTURE..........................................X

        BUYING AND SELLING FUND SHARES....................................X

        VALUATION OF A FUND'S SECURITIES..................................X

TAXES.....................................................................X

        FEDERAL INCOME TAXES..............................................X

        STATE AND LOCAL TAXES.............................................X

FINANCIAL STATEMENTS......................................................X

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS............................X

------

THE FUNDS' HISTORY

American Century World Mutual Funds, Inc., is a registered open-end management investment company that was organized in 1990 as a Maryland corporation under the name Twentieth Century World Investors, Inc. In January 1997, it changed its name to American Century World Mutual Funds, Inc. Throughout this statement of additional information we refer to American Century World Mutual Funds, Inc. as the corporation.

Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND/CLASS                            TICKER SYMBOL               INCEPTION DATE
--------------------------------------------------------------------------------
EMERGING MARKETS
  Investor Class                        TWMIX                       09/30/1997
--------------------------------------------------------------------------------
  Institutional Class                   AMKIX                       01/28/1999
--------------------------------------------------------------------------------
  C Class                               ACECX                       12/18/2001
--------------------------------------------------------------------------------
  Advisor Class                         AEMMX                       05/12/1999
--------------------------------------------------------------------------------
GLOBAL GROWTH
  Investor Class                        TWGGX                       12/01/1998
--------------------------------------------------------------------------------
  Institutional Class                   AGGIX                       08/01/2000
--------------------------------------------------------------------------------
  C Class                               AGLCX                       03/01/2002
--------------------------------------------------------------------------------
  Advisor Class                         AGGRX                       02/05/1999
--------------------------------------------------------------------------------
  R Class                               N/A                         07/29/2005
--------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY
  Investor Class                        TWEGX                       04/01/1994
--------------------------------------------------------------------------------
  Institutional Class                   TIDIX                       01/02/1998
--------------------------------------------------------------------------------
  Advisor Class                         ACIDX                       04/28/1998
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH
  Investor Class                        TWIEX                       05/09/1991
--------------------------------------------------------------------------------
  Institutional Class                   TGRIX                       11/20/1997
--------------------------------------------------------------------------------
  A Class                               CAIGX                       01/31/2003
--------------------------------------------------------------------------------
  B Class                               CBIGX                       01/31/2003
--------------------------------------------------------------------------------
  C Class                               AIWCX                       06/04/2001
--------------------------------------------------------------------------------
  R Class                               ATGRX                       08/29/2003
--------------------------------------------------------------------------------
  Advisor Class                         TWGAX                       10/02/1996
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES
  Investor Class                        AIOIX                       06/01/2001
--------------------------------------------------------------------------------
  Institutional Class                   ACIOX                       01/09/2003
--------------------------------------------------------------------------------
International Stock
  Investor Class                        ASKIX                       03/31/2005
--------------------------------------------------------------------------------
LIFE SCIENCES
  Investor Class                        ALSIX                       06/30/2000
--------------------------------------------------------------------------------
  Institutional Class                   AILSX                       07/17/2000
--------------------------------------------------------------------------------
  C Class                               ALFSX                       11/29/2001
--------------------------------------------------------------------------------
  Advisor Class                         ALSVX                       11/14/2000
--------------------------------------------------------------------------------
TECHNOLOGY
  Investor Class                        ATCIX                       06/30/2000
--------------------------------------------------------------------------------
  Institutional Class                   ATYIX                       07/14/2000
--------------------------------------------------------------------------------
  Advisor Class                         ATADX                       06/30/2000
--------------------------------------------------------------------------------

------

FUND INVESTMENT GUIDELINES

This section explains the extent to which the funds' advisor, American Century
Global Investment Management, Inc. or American Century Investment Management,
Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, INVESTMENT STRATEGIES AND RISKS, which begins on page 4.
In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the prospectuses.

Emerging Markets, Global Growth, International Discovery, International Growth,
International Opportunities and International Stock are diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified
means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer.

Life Sciences and Technology are non-diversified. Nondiversified means that a fund may invest a greater portion of its assets in a smaller number of securities than a diversified fund. Although Life Sciences and Technology's portfolio managers expect that the funds will ordinarily satisfy the requirements of a diversified fund, their nondiversified status gives them more flexibility to invest heavily in the most attractive companies identified by the funds' methodology.

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)  no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and

(2)  with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In general, within the restrictions outlined here and in the funds'
prospectuses, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that each fund will generally consist of foreign (and U.S. in the case of Global Growth, Life Sciences and
Technology) equity and equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques, such as those reflected in Table 1 on page 4, when such a course is deemed appropriate in order to pursue a fund's investment objective.

So long as a sufficient number of acceptable securities are available, the portfolio managers intend to keep the funds fully invested, regardless of the movement of stock or bond prices generally. In most circumstances, each fund's actual level of cash and cash equivalents will be less than 10%. The managers may use futures as a way to expose each fund's cash assets to the market, while maintaining liquidity. As mentioned in the prospectuses, the managers may not leverage a fund's portfolio, so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE SECURITIES, page 8, SHORT-TERM
SECURITIES, page 11 and FUTURES AND OPTIONS, page 12.

------

TABLE 1

AN "X" IN THE TABLE BELOW INDICATES THAT THE FUND MAY INVEST IN THE SECURITY OR
EMPLOY THE INVESTMENT TECHNIQUE THAT APPEARS IN THE CORRESPONDING ROW.

                                                EMERGING
                          GLOBAL                MARKETS
                          GROWTH                INTERNATIONAL
                          INTERNATIONAL         DISCOVERY             LIFE
                          GROWTH AND            AND                   SCIENCES
                          INTERNATIONAL         INTERNATIONAL         AND
                          STOCK                 OPPORTUNITIES         TECHNOLOGY
--------------------------------------------------------------------------------
Foreign Securities        X                     X                     X
--------------------------------------------------------------------------------
Equity Equivalents        X                     X                     X
--------------------------------------------------------------------------------
Debt Securities           35%                   35%                   35%
                          (except               (except
                          International         Emerging
                          Stock                 Markets
                          is 20%)               is 20%)
--------------------------------------------------------------------------------
Convertible               X                     X                     X
Securities
--------------------------------------------------------------------------------
Short Sales               X                     X                     X
--------------------------------------------------------------------------------
Portfolio Lending         33-1/3%               33-1/3%               33-1/3%
--------------------------------------------------------------------------------
Derivative                X                     X                     X
Securities
--------------------------------------------------------------------------------
Investments in            5%                    10% (except           15%
Issuers with                                    International
Limited                                         Opportunities
Operating                                       is 20%)
Histories
--------------------------------------------------------------------------------
Repurchase                X                     X                     X
Agreements
--------------------------------------------------------------------------------
When-Issued               X                     X                     X
and Forward
Commitment
Agreements
--------------------------------------------------------------------------------
Restricted and            15%                   15%                   15%
Illiquid Securities
--------------------------------------------------------------------------------
Short-Term                X                     X                     X
Securities
--------------------------------------------------------------------------------
Other Investment          10%                   10%                   10%
Companies
--------------------------------------------------------------------------------
Futures & Options         X                     X                     X
--------------------------------------------------------------------------------
Foreign Currency          X                     X                     X
Transactions and
Forward Exchange
Contracts
--------------------------------------------------------------------------------

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes investment vehicles and techniques that the portfolio managers can use in managing a fund's assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular investment vehicle and whether there is a limit on the amount of fund assets that can be invested in such vehicle or technique, consult Table 1.

Foreign Securities

Each fund may invest in the securities of foreign issuers, including foreign governments, when these securities meet the fund's standards of selection.

A description of the funds' investment strategies regarding foreign securities is contained in the funds' prospectuses. Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies including:

------

CURRENCY RISK. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

POLITICAL AND ECONOMIC RISK. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

REGULATORY RISK. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities.
Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP RISK. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the
Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.

------

EMERGING MARKETS RISK. Investing in emerging market companies generally is also riskier than investing in other foreign securities. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries' emergent financial markets, resulting in significant volatility to investments in these countries.
These countries also may lack the legal, business and social framework to support securities markets.

As a result of the foregoing risks, these funds are intended for aggressive investors seeking significant gains through investments in foreign securities.
Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that the funds will pursue. An investment in the funds is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.

The funds may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts, depositary shares or similar instruments (DRs) for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds also may purchase securities of such issuers in foreign markets, either on foreign securities exchanges, electronic trading networks or in over-the-counter markets.

Debt Securities

The managers believe that common stocks and other equity and equity-equivalent securities ordinarily offer the greatest potential for capital appreciation. The funds may invest, however, in any security the managers believe has the potential for capital appreciation. When the managers believe that the total return potential of other securities equals or exceeds the potential return of equity securities, each fund (except Emerging Markets and International Stock, which are 20%) may invest up to 35% of its assets in such other securities. The other securities the funds may invest in are bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies.

The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

------

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth. Global Growth , International Growth and International Stock will limit their purchases of debt securities to investment-grade obligations except convertible securities, which may be rated below investment grade. For long-term debt obligations, this includes securities that are rated Baa or better by
Moody's Investors Service, Inc. or BBB or better by Standard & Poor's
Corporation (S&P), or that are not rated but are considered by the managers to be of equivalent quality. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates
S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See
EXPLANATION OF FIXED-INCOME SECURITIES RATINGS, page 65.

Emerging Markets, International Discovery and International Opportunities have no credit quality or maturity restrictions with regard to the bonds, corporate debt securities and government obligations in which the funds may invest, although less than 35% (20% for Emerging Markets) of each fund's assets will be invested in below-investment-grade fixed income securities. See EXPLANATION OF
FIXED-INCOME SECURITIES RATINGS, page 65. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will be chosen primarily for their appreciation potential, a fund also may take the potential for income into account when selecting investments.

In addition to other factors that will affect its value, the value of a fund's investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of a fund, impact the net asset value of that fund's shares.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general,

------

the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal
Reserve. If a fund engages in a short sale, the fund's custodian will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Portfolio Lending

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed one-third of the fund's total net assets valued at market except

*  through the purchase of debt securities in accordance with its investment objectives, policies and limitations, or

*  by engaging in repurchase agreements with respect to portfolio securities.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices). For example, Standard & Poor's Depositary
Receipts, also known as "spiders," track the price performance and dividend yield of an S&P Index by providing a stake in the stocks that make up that index.

------

In addition, the funds may make foreign investments either directly in foreign securities or indirectly by purchasing derivative securities known as depositary receipts, depositary shares or similar instruments (DRs) for foreign securities.
DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds also may purchase securities of issuers in foreign markets, either on foreign securities exchanges, electronic trading networks or in over-the-counter markets.

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

*  the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate;

*  the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

*  the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

*  the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Investments in Issuers with Limited Operating Histories

The funds may invest a portion of their assets in the equity securities of issuers with limited operating histories. The portfolio managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

------

For purposes of this limitation, "issuers" refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund's investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

Because the security purchased constitutes collateral security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds' advisor.

Repurchase Agreements maturing in more than seven days would count toward a fund's 15% limit on illiquid securities.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

------

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves
(which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule
144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by
Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

*  Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

*  Commercial Paper;

*  Certificates of Deposit and Euro Dollar Certificates of Deposit;

*  Bankers' Acceptances;

*  Short-term notes, bonds, debentures, or other debt instruments;

*  Repurchase agreements; and

*  Money market funds.

------

Under the Investment Company Act, a fund's investment in other investment companies (including money market funds) currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of the fund's total assets in the aggregate.

These investments may include investments in money market funds managed by the advisor. Any investments in money market funds must be consistent with the investment policies and restrictions of the fund making the investment.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment policies and restrictions. These investments may include investments in money market funds managed by the advisor. Under the Investment
Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to

*  3% of the total voting stock of any one investment company,

*  5% of the fund's total assets with respect to any one investment company,
   and

*  10% of the fund's total assets in the aggregate.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'
commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

Each fund may invest in exchange traded funds (ETFs), such as Standard & Poor's
Depositary Receipts (SPDRs) and the NASDAQ-100 index-tracking ETF (CUBES or
QQQQs), with the same percentage limitations as investments in registered investment companies. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have management fees, which increase their cost.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price.
Generally, futures transactions will be used to:

*  protect against a decline in market value of the fund's securities (taking a short futures position), or

*  protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position), or

*  provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

------

Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions based on securities indices, provided that the transactions are consistent with the fund's investment objectives. Examples of indices that may be used include the Morgan Stanley Capital International (MSCI) Europe,
Australasia, Far East (EAFE) Index, the S&P/Citigroup EMI Growth World ex-US
Index, the MSCI Emerging Markets Free Index, the S&P Composite 1500 Technology
Index and the S&P Composite Health Care Index. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading
Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments, to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market.
Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

------

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin.
If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option.
If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell)
call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Each fund may enter into futures contracts, options or options on futures contracts.

Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

------

Foreign Currency Transactions and Forward Exchange Contracts

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1)  Settlement Hedges or Transaction Hedges. When the portfolio managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a "settlement hedge" or "transaction hedge," protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the portfolio managers. This strategy is often referred to as "anticipatory hedging."

(2)  Position Hedges. When the portfolio managers believe that the currency of a particular foreign country may suffer substantial decline against the
     U.S. dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a "position hedge." For example, if a fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. dollars to hedge against possible declines in the Euro's value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

     A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund's existing investments are denominated. This type of hedge, often called a "proxy hedge," could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

     The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.

------

     At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract.
     Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)  Shifting Currency Exposure. A fund may also enter into forward contracts to shift its investment exposure from one currency into another.
     This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the portfolio managers believed that the U.S. dollar may suffer a substantial decline against the
     Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team's skill in analyzing currency values. Currency management strategies may substantially change a fund's investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency's value rose at a time when the portfolio manager hedged a fund by selling the currency in exchange for U.S. dollars, a fund would not participate in the currency's appreciation. Similarly, if the portfolio managers increase a fund's exposure to a currency and that currency's value declines, a fund will sustain a loss. There is no assurance that the portfolio managers' use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The fund will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

INVESTMENT POLICIES

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

------

Fundamental Investment Policies

The funds' fundamental investment policies are set forth below. These investment policies and the funds' investment objectives set forth in their prospectuses may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company
Act.

SUBJECT         POLICY
-------------------------------------------------------------------------------------
Senior          A fund may not issue senior securities, except as permitted under
Securities      the Investment Company Act.
-------------------------------------------------------------------------------------
Borrowing       A fund may not borrow money, except for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets.
-------------------------------------------------------------------------------------
Lending         A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective, policies and
                limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
-------------------------------------------------------------------------------------
Real Estate     A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
-------------------------------------------------------------------------------------
Concentration   A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities)
                except that the funds may concentrate their investments in securities of issuers as follows: engaged in the technology or telecommunications industries and related industry groups
                (Technology only); or engaged in the medical and health care industry and related industry groups (Life Sciences only).
-------------------------------------------------------------------------------------
Underwriting    A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
-------------------------------------------------------------------------------------
Commodities     A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;
                provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
-------------------------------------------------------------------------------------
Control         A fund may not invest for purposes of exercising control over management.
-------------------------------------------------------------------------------------

For purposes of the investment restrictions relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other ACGIM-advised or ACIM-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

For purposes of the investment restriction relating to concentration, a fund
(except Life Sciences and Technology) shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

------

(a)  there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b)  wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,

(c)  utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and

(d)  personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT      POLICY
-------------------------------------------------------------------------------
Leveraging   A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the
             total assets of the fund.
-------------------------------------------------------------------------------
Liquidity    A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
-------------------------------------------------------------------------------
Short        A fund may not sell securities short, unless it owns or has the
Sales        right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
-------------------------------------------------------------------------------
Margin       A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
-------------------------------------------------------------------------------
Futures      A fund may enter into futures contracts and write and buy put
and          and call options relating to futures contracts. A fund may not,
Options      however, enter into leveraged futures transactions if it would be possible for the fund to lose more than the notional value of the investment.
-------------------------------------------------------------------------------
Issuers      A fund may invest a portion of its assets in the securities of
with         issuers with limited operating histories. An issuer is considered
Limited      to have a limited operating history if that issuer has a record of
Operating    less than three years of continuous operation. Periods of capital
Histories    formation, incubation, consolidations, and research and
             development may be considered in determining whether a
             particular issuer has a record of three years of continuous operation.
-------------------------------------------------------------------------------

The Investment Company Act imposes certain additional restrictions upon the funds' ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of each fund are listed in the Financial Highlights tables in the funds' prospectuses.

The portfolio managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund's portfolio turnover rate may be substantial.

------

The portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective, the portfolio managers may sell a given security, regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers' expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security's anticipated contribution to a fund's investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund's investment. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

For Emerging Markets, the lower portfolio turnover rate for the period ended
November 30, 2004 can be attributed to managements' decision to hold securities for longer periods due to improving conditions in the overall global equity markets, lower levels of volatility in security prices and generally strong earnings growth. The lower portfolio turnover rate for the period ended November
30, 2003 can be attributed to the managers' ability to buy and hold securities for a longer term as a result of lower portfolio inflows from shareholder purchases and lower portfolio outflows from shareholder redemptions during the period.

For Global Growth, the lower portfolio turnover rate for the period ended
November 30, 2004 can be attributed to the managers' decision to reduce the number of holdings and hold securities in which they have greater confidence, given the uncertainty in last year's equity markets (driven in part by interest rates, oil prices, currencies and the election cycle). The lower portfolio turnover rate for the period ended November 30, 2003 can be attributed to improving conditions in the overall global equity markets, lower levels of volatility in security prices, and generally strong earnings growth - all of which contributed to the managers' ability to buy and hold securities with long-term appeal.

For International Growth, the lower portfolio turnover rate for the period ended
November 30, 2004 can be attributed to more pronounced and sustained trends in earnings acceleration during the year, which allowed the managers to hold securities for longer periods.

For Life Sciences, the lower portfolio turnover rate for the period ended
November 30, 2003 can be attributed to changing market conditions that resulted in fewer shareholder redemptions and a less volatile life sciences sector.

------

For Technology, the higher portfolio turnover rate for the period ended November
30, 2004 can be attributed to changing market conditions along with deterioration in the fundamentals of the semiconductor, communication equipment and electronic equipment industries, each of which experienced a significant deceleration in earnings and revenue growth during the year.

MANAGEMENT

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
72. Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly owned, direct or indirect, subsidiaries, including the funds' investment advisor, American Century Global Investment Management, Inc. (ACGIM) or American
Century Investment Management, Inc. (ACIM); the funds' principal underwriter,
American Century Investment Services, Inc. (ACIS); and the funds' transfer agent, American Century Services, LLC (ACS LLC).

The other directors, (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned, direct or indirect, subsidiaries, including ACGIM, ACIM, ACIS and ACS LLC. The directors serve in this capacity for six registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 13 investment companies advised by ACGIM or ACIM unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

                                                                                  NUMBER OF
                                                                                  PORTFOLIOS
                           POSITION(S)   LENGTH                                   IN FUND      OTHER
                           HELD          OF TIME                                  COMPLEX      DIRECTORSHIPS
NAME, ADDRESS,             WITH          SERVED    PRINCIPAL OCCUPATION(S)        OVERSEEN     HELD BY
(YEAR OF BIRTH)            FUND          (YEARS)   DURING PAST 5 YEARS            BY DIRECTOR  DIRECTOR
------------------------------------------------------------------------------------------------------------
Interested Directors
------------------------------------------------------------------------------------------------------------
James E. Stowers, Jr.(1)   Director,     46        Founder, Director              54           None
4500 Main Street           Co-Vice                 and Controlling
Kansas City, MO 64111      Chairman                Shareholder, ACC
(1924)                                             Chairman, ACC
                                                   (January 1995 to
                                                   December 2004)
                                                   Director, ACGIM, ACIM,
                                                   ACS LLC and other ACC
                                                   subsidiaries
------------------------------------------------------------------------------------------------------------
James E. Stowers III(1)    Director,     14        Chairman, ACC                  54           None
4500 Main Street           Co-Vice                 (January 2005 to present)
Kansas City, MO 64111      Chairman                Co-Chairman, ACC
(1959)                                             (September 2000
                                                   to December 2004)
                                                   Chief Executive
                                                   Officer, ACC
                                                   (June 1996 to
                                                   September 2000)
                                                   Chairman, ACS LLC
                                                   and other ACC
                                                   subsidiaries
                                                   Director, ACC, ACGIM,
                                                   ACIM, ACS LLC and other
                                                   ACC subsidiaries
------------------------------------------------------------------------------------------------------------
Independent Directors
------------------------------------------------------------------------------------------------------------
Thomas A. Brown            Director      24        Retired, Formerly Chief        54           None
4500 Main Street                                   Executive Officer/Treasurer,
Kansas City, MO 64111                              ASSOCIATED BEARINGS
(1940)                                             COMPANY
------------------------------------------------------------------------------------------------------------

(1)  JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

------

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                           POSITION(S)    LENGTH                               IN FUND       OTHER
                           HELD           OF TIME                              COMPLEX       DIRECTORSHIPS
NAME, ADDRESS,             WITH           SERVED     PRINCIPAL OCCUPATION(S)   OVERSEEN      HELD BY
(YEAR OF BIRTH)            FUND           (YEARS)    DURING PAST 5 YEARS       BY DIRECTOR   DIRECTOR
-------------------------------------------------------------------------------------------------------------
Independent Directors
-------------------------------------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.      Director       7          Senior Vice               54            None
4500 Main Street                                     President,
Kansas City, MO 64111                                MIDWEST
(1945)                                               RESEARCH
                                                     INSTITUTE
-------------------------------------------------------------------------------------------------------------
D.D. (Del) Hock            Director       8          Retired, formerly         54            Director
4500 Main Street                                     Chairman, PUBLIC                        ALLIED MOTION
Kansas City, MO 64111                                SERVICE COMPANY                         TECHNOLOGIES,
(1935)                                               OF COLORADO                             INC.
-------------------------------------------------------------------------------------------------------------
Donald H. Pratt            Director,      9          Chairman,                 54            Director, ATLAS-
4500 Main Street           Chairman                  WESTERN                                 COPCO, NORTH
Kansas City, MO 64111      of the                    INVESTMENTS, INC.                       AMERICA INC.
(1937)                     Board                     Retired Chairman
                                                     of the Board,
                                                     BUTLER
                                                     MANUFACTURING
                                                     COMPANY
-------------------------------------------------------------------------------------------------------------
Gale E. Sayers             Director       4          President, Chief          54            Director, TRIAD
4500 Main Street                                     Executive Officer                       HOSPITALS, INC.
Kansas City, MO 64111                                and Founder,
(1943)                                               SAYERS40, INC., a
                                                     technology products
                                                     and services provider
-------------------------------------------------------------------------------------------------------------
M. Jeannine Strandjord     Director       10         Senior Vice               54            Director, DST
4500 Main Street                                     President and                           SYSTEMS, INC.
Kansas City, MO 64111                                Chief Integration                       Director,
(1945)                                               Officer, SPRINT                         EURONET
                                                     CORPORATION                             WORLDWIDE,
                                                     (September 2003                         INC.
                                                     to present)
                                                     Senior Vice President -
                                                     Financial Services
                                                     SPRINT CORPORATION
                                                     (January 2003
                                                     to September 2003)
                                                     Senior Vice
                                                     President-Finance
                                                     Global Markets Group,
                                                     SPRINT CORPORATION
                                                     (November 1998
                                                     to January 2003)
-------------------------------------------------------------------------------------------------------------
Timothy S. Webster         Director       3          President and Chief       54            Director,
4500 Main Street                                     Executive Officer,                      AMERICAN
Kansas City, MO 64111                                AMERICAN ITALIAN                        ITALIAN
(1961)                                               PASTA COMPANY                           PASTA COMPANY
-------------------------------------------------------------------------------------------------------------
Officers
-------------------------------------------------------------------------------------------------------------
William M. Lyons           President      4          Chief Executive           Not           Not
4500 Main St.                                        Officer, ACC              applicable    applicable
Kansas City, MO 64111                                (September 2000
(1955)                                               to present)
                                                     President, ACC
                                                     (June 1997 to present)
                                                     Chief Operating
                                                     Officer, ACC
                                                     (June 1996 to
                                                     September 2000)
                                                     Also serves as: Chief
                                                     Executive Officer and
                                                     President, ACIS, ACGIM,
                                                     ACIM and other ACC
                                                     subsidiaries,
                                                     Executive Vice
                                                     President, ACS LLC
                                                     Director, ACC, ACGIM,
                                                     ACIM, ACIS, ACS LLC and
                                                     other ACC subsidiaries
-------------------------------------------------------------------------------------------------------------

------

                                                                           NUMBER OF
                                                                           PORTFOLIOS
                        POSITION(S)  LENGTH                                IN FUND        OTHER
                        HELD         OF TIME                               COMPLEX        DIRECTORSHIPS
NAME, ADDRESS,          WITH         SERVED   PRINCIPAL OCCUPATION(S)      OVERSEEN       HELD BY
(YEAR OF BIRTH)         FUND         (YEARS)  DURING PAST 5 YEARS          BY DIRECTOR    DIRECTOR
-------------------------------------------------------------------------------------------------------
Officers
-------------------------------------------------------------------------------------------------------
Robert T. Jackson       Executive    9        Chief Administrative         Not            Not
4500 Main St.           Vice                  Officer, ACC                 applicable     applicable
Kansas City, MO 64111   President             (August 1997 to present)
(1946)                                        Chief Financial
                                              Officer, ACC
                                              (May 1995 to
                                              October 2002)
                                              Executive Vice
                                              President, ACC
                                              (May 1995 to present)
                                              Also serves as:
                                              Chief Executive
                                              Officer, Chief
                                              Financial Officer
                                              and President,
                                              ACS LLC
                                              Chief Financial Officer
                                              and Executive
                                              Vice President,
                                              ACGIM, ACIM,
                                              ACIS and other
                                              ACC subsidiaries
                                              Treasurer, ACGIM,
                                              ACIM, and other
                                              ACC subsidiaries
                                              Director, ACC and
                                              other ACC subsidiaries
-------------------------------------------------------------------------------------------------------
Maryanne Roepke         Senior       4        Assistant Treasurer, ACC     Not            Not
4500 Main St.           Vice                  (January 1995 to present)    applicable     applicable
Kansas City, MO 64111   President,            Also serves as: Senior
(1956)                  Treasurer             Vice President, ACS LLC
                        and Chief             Assistant Treasurer,
                        Accounting            ACGIM, ACIM, ACIS,
                        Officer               ACS LLC and other
                                              ACC subsidiaries
-------------------------------------------------------------------------------------------------------
David C. Tucker         Senior       4        Vice President, ACC          Not            Not
4500 Main St.           Vice                  (February 2001 to present)   applicable     applicable
Kansas City, MO 64111   President             General Counsel, ACC
(1958)                  and                   (June 1998 to present)
                        General               Also serves as: Senior
                        Counsel               Vice President and
                                              General Counsel, ACGIM,
                                              ACIM, ACIS, ACS LLC and
                                              other ACC subsidiaries
-------------------------------------------------------------------------------------------------------
Charles C.S. Park       Vice         4        Chief Compliance             Not            Not
4500 Main               President             Officer, ACS LLC,            applicable     applicable
Kansas City, MO 64111   and                   ACIM and ACGIM
(1967)                  Chief        less     (March 2005 to present)
                        Compliance   than     Vice President, ACS LLC
                        Officer      1 year   (February 2000 to present)
                                              Assistant General
                                              Counsel, ACS LLC
                                              (January 1998
                                              to March 2005)
-------------------------------------------------------------------------------------------------------

------

                                                                           NUMBER OF
                                                                           PORTFOLIOS
                        POSITION(S)   LENGTH                               IN FUND      OTHER
                        HELD          OF TIME                              COMPLEX      DIRECTORSHIPS
NAME, ADDRESS,          WITH          SERVED   PRINCIPAL OCCUPATION(S)     OVERSEEN     HELD BY
(YEAR OF BIRTH)         FUND          (YEARS)  DURING PAST 5 YEARS         BY DIRECTOR  DIRECTOR
-----------------------------------------------------------------------------------------------------
Officers
-----------------------------------------------------------------------------------------------------
Robert Leach            Controller    7        Vice President, ACS LLC     Not          Not
4500 Main St.                                  February 2000 to present)   applicable   applicable
Kansas City, MO 64111                          Controller-Fund
(1966)                                         Accounting, ACS LLC
                                               (June 1997 to present)
-----------------------------------------------------------------------------------------------------
Jon Zindel              Tax Officer   7        Vice President, ACC         Not          Not
4500 Main St.                                  (October 2001 to present)   applicable   applicable
Kansas City, MO 64111                          Vice President,
(1967)                                         Corporate Tax,
                                               ACS LLC
                                               (April 1998 to present)
                                               Also serves as: Vice
                                               President, ACGIM, ACIM,
                                               ACIS and other ACC
                                               subsidiaries

-----------------------------------------------------------------------------------------------------

On December 23, 1999, American Century Services, LLC (ACS LLC) entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software for transfer agency services provided by ACS LLC (the Agreement). For its software, ACS LLC pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. Through
December 31, 2004, DST received $24,917,209 in fees from ACS LLC. DST's revenue for the calendar year ended December 31, 2004 was approximately $2.43 billion.

Ms. Strandjord is a director of DST and a holder of 30,916 shares and possesses options to acquire an additional 55,890 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement since the provision of the services covered by the Agreement is within the discretion of ACS LLC.
DST was chosen by ACS LLC for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACS
LLC. DST is the largest mutual fund transfer agent, servicing more than 75 million mutual fund accounts on its shareholder recordkeeping system. Ms.
Strandjord's role as a director of DST was not considered by ACS LLC; she was not involved in any way with the negotiations between ACS LLC and DST; and her status as a director of either DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have concluded that the existence of this Agreement does not impair Ms. Strandjord's ability to serve as an independent director under the Investment Company Act.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of
Directors does not manage the funds, it has hired the advisor to do so. The directors, in carrying out their fiduciary duty under the Investment Company Act of 1940, are responsible for approving new and existing management contracts with the funds' advisor. In carrying out these responsibilities, the board reviews material factors to evaluate such contracts, including (but not limited
to) assessment of information related to the advisor's performance and expense ratios, estimates of income and indirect benefits (if any) accruing to the advisor, the advisor's overall management and projected profitability, and services provided to the funds and their investors.

The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that responsibility. Consequently, the directors may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds'
investors. They may fill vacancies in or reduce the number of board members, and may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may appoint from their own number and establish and terminate one or more committees consisting of two or more directors who may exercise the powers and authority of the board to the extent that the directors determine. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any custodian, transfer or investor servicing agent, or principal underwriter. Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

------

Board Review of Investment Management Contracts

The Board of Directors oversees each fund's management and performance on a continuous basis, and the board determines annually whether to approve and renew the fund's investment management agreement and any subadvisory agreement. The advisor and, if applicable, subadvisor provide the board with monthly, quarterly, or annual analyses of its performance in the following areas:

*  Investment performance of the funds (short-, medium- and long-term);

*  Management of brokerage commission and trading costs;

*  Shareholder services provided;

*  Compliance with investment restrictions; and

*  Fund accounting services provided (including the valuation of portfolio securities).

Leaders of each fund's portfolio management team meet with the board periodically to discuss the management and performance of the fund.

When considering whether to renew an investment advisory contract, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include:
the nature, extent, and quality of the advisory services provided as well as other material facts, such as the investment performance of the fund's assets managed by the advisor and the fair market value of the services provided. To assess these factors, the board reviews both the advisor's performance and that of its peers, as reported by independent gathering services such as Lipper
Analytical Services (for fund performance and expenses) and National Quality
Review (for shareholder services).

Additional information is provided to the board detailing other sources of revenue to the advisor or its affiliates from its relationship with the fund and intangible or "fall-out" benefits that accrue to the advisor and its affiliates, if relevant, and the advisor's control of the investment expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

The board also reviews the investment performance of each fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of the total expense ratios of, and advisory fees paid by, similar funds.

At the last review of the investment advisory contract, the board considered the level of the advisor's profits in respect to the management of the American
Century family of funds, including the profitability of managing each fund. The board conducted an extensive review of the advisor's methodology in allocating costs to the management of each fund. The board concluded that the cost allocation methodology employed by the advisor has a reasonable basis and is appropriate in light of all of the circumstances. They considered the profits realized by the advisor in connection with the operation of each fund and whether the amount of profit is a fair entrepreneurial profit for the management of each fund. The board also considered the advisor's profit margins in comparison with available industry data, both accounting for and excluding marketing expenses.

When considering whether to approve the investment advisory contract for the new fund (the International Stock Fund), the board examined many of the same factors. While profitability of a non-existent fund cannot be measured, they considered the entrepreneurial risk that the advisor assumes in launching a new fund. In particular, they considered the effect of the unified management fee structure and the fact that the total expense ratio of the fund would require the advisor to assume a substantial part of the start-up costs of the fund. They compared the resulting total expense ratio of the fund against its peers. They considered the experience of the portfolio management staff designated to manage the fund. Finally, they considered the position that the new fund would take in the line up of the American Century family of funds and the benefits to shareholders of existing funds and the new fund of the broadened product offering.

------

Based on their evaluation of all material factors assisted by the advice of independent legal counsel, the board, including the independent directors, concluded that the management fee structures are fair and reasonable and that the investment management contracts, as described above, should be continued
and, in the case of International Stock, approved.

Committees

The board has five standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named serves as chairman of the committee.

                                                                                         NUMBER OF
                                                                                         MEETINGS HELD
                                                                                         DURING LAST
COMMITTEE         MEMBERS                    FUNCTION                                    FISCAL YEAR
------------------------------------------------------------------------------------------------------
Executive         Donald H. Pratt            The Executive Committee performs            0
                  M. Jeannine Strandjord     the functions of the Board of Directors
                  James E. Stowers III       between board meetings, subject to the
                                             limitations on its power set out in the
                                             Maryland General Corporation Law, and
                                             except for matters required by the
                                             Investment Company Act to be acted
                                             upon by the whole board.
------------------------------------------------------------------------------------------------------
Compliance        Andrea C. Hall, Ph.D.      The Compliance and Shareholder              4
and Shareholder   Thomas A. Brown            Communications Committee reviews the
Communications    Gale E. Sayers             results of the funds' compliance testing
                  M. Jeannine Strandjord     program, reviews quarterly reports from
                                             the communications advisor to the board
                                             regarding various compliance matters and
                                             monitors the implementation of the funds'
                                             Code of Ethics, including any violations.
------------------------------------------------------------------------------------------------------
Audit             D.D. (Del) Hock            The Audit Committee approves the            4
                  Donald H. Pratt            engagement of the funds' independent
                  Timothy S. Webster         registered public accounting firm,
                                             recommends approval of such
                                             engagement to the independent trustees,
                                             and oversees the activities of the funds'
                                             independent registered public accounting
                                             firm. The committee receives reports
                                             from the advisor's Internal Audit
                                             Department, which is accountable to
                                             the committee. The committee also
                                             receives reporting about compliance
                                             matters affecting the funds.
------------------------------------------------------------------------------------------------------
Governance        Donald H. Pratt            The Governance Committee primarily          1
                  M. Jeannine Strandjord     considers and recommends
                  Thomas A. Brown            individuals for nomination as directors.
                                             The names of potential director
                                             candidates are drawn from a number
                                             of sources, including recommendations
                                             from members of the board, management
                                             (in the case of interested directors only)
                                             and shareholders. See NOMINATIONS OF
                                             DIRECTORS below. This committee also
                                             reviews and makes recommendations
                                             to the board with respect to the
                                             composition of board committees and
                                             other board-related matters, including
                                             its organization, size, composition,
                                             responsibilities, functions and
                                             compensation.
------------------------------------------------------------------------------------------------------
Fund              Timothy S. Webster         The Fund Performance Committee              4
Performance       Donald H. Pratt            reviews quarterly the investment
                  Thomas A. Brown            activities and strategies used to manage
                  Andrea C. Hall, Ph.D.      fund assets. The committee regularly
                  D.D. (Del) Hock            receives reports from portfolio managers
                  Gale E. Sayers             and other investment personnel
                  M. Jeannine Strandjord     concerning the funds' investments.
------------------------------------------------------------------------------------------------------

------

Nominations of Directors

As indicated in the table above, the Governance Committee is responsible for identifying, evaluating and recommending qualified candidates for election to the funds' Board of Directors. While the Governance Committee largely considers nominees from searches that it conducts, the committee will consider director candidates submitted by shareholders. Any shareholder wishing to submit a candidate for consideration should send the following information to the
Corporate Secretary, American Century Funds, P. O. Box 410141, Kansas City, MO
64141 or by email to corporatesecretary@americancentury.com:

*  Shareholder's name, the fund name and number of fund shares owned and length of period held;

*  Name, age and address of the candidate;

*  A detailed resume describing, among other things, the candidate's educational background, occupation, employment history, financial knowledge and expertise and material outside commitments (e.g., memberships on other boards and committees, charitable foundations, etc.);

*  Any other information relating to the candidate that is required to be disclosed in solicitations of proxies for election of directors in an election contest pursuant to Regulation 14A under the Securities Exchange Act of 1934;

*  Number of fund shares owned by the candidate and length of time held;

*  A supporting statement which (i) describes the candidate's reasons for seeking election to the Board of Directors and (ii) documents his/her ability to satisfy the director qualifications described in the board's policy;

*  A signed statement from the candidate confirming his/her willingness to serve on the Board of Directors.

The Corporate Secretary will promptly forward such materials to the Governance
Committee chairman. The Corporate Secretary also will maintain copies of such materials for future reference by the Governance Committee when filling board positions.

Shareholders may submit potential director candidates at any time pursuant to these procedures. The Governance Committee will consider such candidates if a vacancy arises or if the board decides to expand its membership, and at such other times as the Governance Committee deems necessary or appropriate.

Compensation of Directors

The directors serve as directors for six American Century investment companies.
Each director who is not an interested person as defined in the Investment
Company Act receives compensation for service as a member of the board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate compensation paid by the funds for the periods indicated and by the six investment companies served by this board to each director who is not an interested person as defined in the Investment
Company Act.

------

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED NOVEMBER 30, 2004
-------------------------------------------------------------------------------
                                                             TOTAL
                                                             COMPENSATION
                                 TOTAL                       FROM THE
                                 COMPENSATION                AMERICAN CENTURY
NAME OF DIRECTOR                 FROM THE FUNDS(1)           FAMILY OF FUNDS(2)
-------------------------------------------------------------------------------
Thomas A. Brown                  $7,612                      $87,701
-------------------------------------------------------------------------------
Andrea C. Hall, Ph.D.            $7,787                      $89,701
-------------------------------------------------------------------------------
D.D. (Del) Hock                  $7,787                      $89,701
-------------------------------------------------------------------------------
Donald H. Pratt                  $8,111                      $93,451
-------------------------------------------------------------------------------
Gale E. Sayers                   $7,526                      $86,701
-------------------------------------------------------------------------------
M. Jeannine Strandjord           $7,567                      $87,201
-------------------------------------------------------------------------------
Timothy S. Webster               $7,485                      $86,201
-------------------------------------------------------------------------------

(1)  INCLUDES COMPENSATION PAID TO THE DIRECTORS DURING THE FISCAL YEAR
     ENDED NOVEMBER 30, 2004, AND ALSO INCLUDES AMOUNTS DEFERRED AT THE ELECTION
     OF THE DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS' INDEPENDENT
     DIRECTORS' DEFERRED COMPENSATION PLAN.

(2)  INCLUDES  COMPENSATION PAID BY THE SIX INVESTMENT COMPANIES OF THE AMERICAN
     CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD.  THE TOTAL AMOUNT OF DEFERRED
     COMPENSATION  INCLUDED IN THE  PRECEDING  TABLE IS AS FOLLOWS:  MR.  BROWN,
     $1,290; DR. HALL,  $6,547;  MR. HOCK,  $6,712;  MR. PRATT,  $1,044; AND MR.
     WEBSTER, $3,226.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred Compensation Plan. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American
Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended November 30, 2004.

------

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2004, as shown in the tables below. Because International Stock was not in operation as of the calendar year end, it is not included in the tables below.

                                                                  NAME OF DIRECTORS
-----------------------------------------------------------------------------------------------------
                                                 JAMES E.       JAMES E.      THOMAS A.   ANDREA C
                                                 STOWERS, JR.   STOWERS III   BROWN       HALL, PH.D.
-----------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Emerging Markets                              A              A             C           A
-----------------------------------------------------------------------------------------------------
   Global Growth                                 A              A             B           A
-----------------------------------------------------------------------------------------------------
   International Discovery                       A              E             C           A
-----------------------------------------------------------------------------------------------------
   International Growth                          C              E             C           D
-----------------------------------------------------------------------------------------------------
   International Opportunities                   A              E             A           A
-----------------------------------------------------------------------------------------------------
   Life Sciences                                 A              A             B           A
-----------------------------------------------------------------------------------------------------
   Technology                                    A              A             B           A
-----------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                   E              E             E           E
-----------------------------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

                                                                      NAME OF DIRECTORS
-----------------------------------------------------------------------------------------------------
                                                D.D. (DEL)  DONALD    GALE E. M. JEANNINE  TIMOTHY S.
                                                HOCK        H. PRATT  SAYERS  STRANDJORD   WEBSTER
-----------------------------------------------------------------------------------------------------
Dollar Range of Equity Securities in the Funds:
   Emerging Markets                             A           C         A       C            A
-----------------------------------------------------------------------------------------------------
   Global Growth                                A           A         A       A            A
-----------------------------------------------------------------------------------------------------
   International Discovery                      E           A         A       D            D
-----------------------------------------------------------------------------------------------------
   International Growth                         D           A         A       A            A
-----------------------------------------------------------------------------------------------------
   International Opportunities                  A           A         A       A            A
-----------------------------------------------------------------------------------------------------
   Life Sciences                                A           A         A       A            A
-----------------------------------------------------------------------------------------------------
   Technology                                   A           C         A       A            A
-----------------------------------------------------------------------------------------------------
Aggregate Dollar Range of Equity
Securities in all Registered Investment
Companies Overseen by Director in
Family of Investment Companies                  E           E         D       E            E
-----------------------------------------------------------------------------------------------------

RANGES: A-NONE, B-$1-$10,000, C-$10,001-$50,000, D-$50,001-$100,000, E-MORE THAN
$100,000

CODE OF ETHICS

The funds, their investment advisor, principal underwriter and, if applicable, subadvisor have adopted a code of ethics under Rule 17j-1 of the Investment
Company Act and the code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

------

PROXY VOTING GUIDELINES

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of
Directors has approved the advisor's Proxy Voting Guidelines to govern the advisor's proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the advisor's consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

*  Election of Directors
*  Ratification of Selection of Auditors
*  Equity-Based Compensation Plans
*  Anti-Takeover Proposals
   *  Cumulative Voting
   *  Staggered Boards
   *  "Blank Check" Preferred Stock
   *  Elimination of Preemptive Rights
   *  Non-targeted Share Repurchase
   *  Increase in Authorized Common Stock
   *  "Supermajority" Voting Provisions or Super Voting Share Classes
   *  "Fair Price" Amendments
   *  Limiting the Right to Call Special Shareholder Meetings
   *  Poison Pills or Shareholder Rights Plans
   *  Golden Parachutes
   *  Reincorporation
   *  Confidential Voting
   *  Opting In or Out of State Takeover Laws
*  Shareholder Proposals Involving Social, Moral or Ethical Matters
*  Anti-Greenmail Proposals
*  Changes to Indemnification Provisions
*  Non-Stock Incentive Plans
*  Director Tenure
*  Directors' Stock Options Plans
*  Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest.
Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

------

A copy of the advisor's Proxy Voting Guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the "About Us" page at
americancentury.com. The advisor's proxy voting record also is available on the
SEC's website at sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The advisor (ACIM or ACGIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings are made available to the public quarterly with a lag of
30 days. These are posted on americancentury.com on the 31st day after the end of each fiscal quarter. In addition, full portfolio holdings are transmitted to fund shareholders twice each year in annual and semi-annual reports.

Top 10 holdings are made available to the public monthly with a lag of 30 days.
These holdings are posted monthly on americancentury.com. From time to time the advisor may select additional portfolio characteristics for distribution to the public with such frequencies and lag times as the advisor determines to be in the best interests of shareholders.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds' shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

ACCELERATED DISCLOSURE

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

ONGOING ARRANGEMENTS

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary's or consultant's clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the advisor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor's Legal
Department. The advisor's Compliance Department receives quarterly reports detailing which clients received accelerated disclosure, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of May 4,
2005 are as follows:

------

*  American Fidelity Assurance Co.
*  American United Life Insurance Company
*  Ameritas Life Insurance Corporation
*  Annuity Investors Life Insurance Company
*  Asset Services Company L.L.C.
*  Bell Globemedia Publishing
*  Bellwether Consulting, LLC
*  Bidart & Ross
*  Business Men's Assurance Co. of America
*  Callan Associates, Inc.
*  Cleary Gull Inc.
*  Commerce Bank, N.A.
*  Connecticut General Life Insurance Company
*  Defined Contribution Advisors, Inc.
*  EquiTrust Life Insurance Company
*  Farm Bureau Life Insurance Company
*  First MetLife Investors Insurance Company
*  Fund Evaluation Group, LLC
*  The Guardian Life Insurance & Annuity Company, Inc.
*  Hewitt Associates LLC
*  ICMA Retirement Corporation
*  ING Insurance Company of America
*  Investors Securities Services, Inc.
*  Iron Capital Advisors
*  J.P. Morgan Retirement Plan Services LLC
*  Jefferson National Life Insurance Company
*  Jefferson Pilot Financial
*  Kansas City Life Insurance Company
*  Kmotion, Inc.
*  The Lincoln National Life Insurance Company
*  Lipper Inc.
*  Manulife Financial
*  Massachusetts Mutual Life Insurance Company
*  Merrill Lynch
*  MetLife Investors Insurance Company
*  MetLife Investors Insurance Company of California
*  Midland National Life Insurance Company
*  Minnesota Life Insurance Company
*  Morgan Stanley DW, Inc.
*  Morningstar Associates LLC
*  Morningstar Investment Services, Inc.
*  Mutual of America Life Insurance Company
*  National Life Insurance Company
*  Nationwide Financial
*  NT Global Advisors, Inc.
*  NYLIFE Distributors, LLC
*  Principal Life Insurance Company
*  Prudential Financial

------

*  S&P Financial Communications
*  Scotia McLeod
*  Scudder Distributors, Inc.
*  Security Benefit Life Insurance Co.
*  Smith Barney
*  SunTrust Bank
*  Symetra Life Insurance Company
*  Trusco Capital Management
*  Union Bank of California, N.A.
*  The Union Central Life Insurance Company
*  VALIC Financial Advisors
*  VALIC Retirement Services Company
*  Vestek Systems, Inc.
*  Wachovia Bank, N.A.
*  Wells Fargo Bank, N.A.

The types,  frequency  and  timing of  disclosure  to such  parties  vary.  Full portfolio  holdings are provided  infrequently.  When they are  provided,  it is generally with a 30-day lag. (Vestek receives full holdings for certain funds on a monthly  basis as soon as the  information  is available,  usually  within one business  day.)  Top  ten  holdings  and  other  portfolio  characteristics  are generally  provided on a quarterly  basis  within 5-20  business  days after the quarter end. In some cases, such  characteristics may be provided monthly within
5-10 business days after month end.

SINGLE EVENT REQUESTS

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund's holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

SERVICE PROVIDERS

Various service providers to the funds and the funds' advisor must have access to some or all of the funds' portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds' custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades
(as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information.

Additional Safeguards

The advisor's policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date

------

of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor's policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds' Board of Directors exercises oversight of disclosure of the funds' portfolio securities. The board has received and reviewed a summary of the advisor's policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receives any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of July XX, 2005, the following shareholders,  beneficial or of record, owned more than 5% of the outstanding shares of any class of the funds.  Because the R
Class of Global  Growth  was not in  operation  as of July XX, 2005,  it is not included in the chart below.

                                              PERCENTAGE OF    PERCENTAGE OF
                                              OUTSTANDING      OUTSTANDING
                                              SHARES OWNED     SHARES OWNED
FUND/CLASS   SHAREHOLDER                      OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
EMERGING MARKETS
  Investor
             Charles Schwab & Co., Inc.         XX%                 XX%
             San Francisco, CA
--------------------------------------------------------------------------------
  Institutional
             JPMorgan Chase Bank Trustee        XX%                 XX%
             Bosch Savings Incentive Plan
             Kansas City, MO

             Bost & Co                          XX%                 XX%
             Eastman Kodak
             Employee Savings
             and Investment Plan
             Pittsburg, PA

             1999 Irrevocable                   XX%                 XX%
             US Annuity & Gift Trust
             St. Louis, MO

             Trustees of American Century       XX%                 XX%
             Profit Sharing & 401(k)
             Savings Plan & Trust
             Kansas City, MO
--------------------------------------------------------------------------------
  Advisor
             Charles Schwab & Co., Inc.         XX%                 XX%
             San Francisco, CA

             National Financial Services LLC    XX%                 XX%
             New York, NY
--------------------------------------------------------------------------------
  C
             Mobank & Company                   XX%                 XX%
             Monroe, MI
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                              PERCENTAGE OF    PERCENTAGE OF
                                              OUTSTANDING      OUTSTANDING
                                              SHARES OWNED     SHARES OWNED
FUND/CLASS   SHAREHOLDER                      OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
GLOBAL GROWTH
--------------------------------------------------------------------------------
  Investor
             Charles Schwab & Co., Inc.         XX%                 XX%
             San Francisco, CA
--------------------------------------------------------------------------------
  Institutional
             Trustees of American Century       XX%                 XX%
             Profit Sharing & 401(k)
             Savings Plan & Trust
             Kansas City, MO

             UMB TR American Century            XX%                 XX%
             Services Corp.
             Stock Option Surrender
             Plan TR
             Kansas City, MO

             UMB TR American                    XX%                 XX%
             Century Executive
             Deferred Compensation
             Plan Trust
             Kansas City, MO
--------------------------------------------------------------------------------
  Advisor
             Charles Schwab & Co., Inc.         XX%                 XX%
             San Francisco, CA

             National Financial Services LLC    XX%                 XX%
             New York, NY

             Morris & Co.                       XX%                 XX%
             South Bend, IN
--------------------------------------------------------------------------------
  C
             American Enterprise                XX%                 XX%
             Investment Svcs
             Minneapolis, MN

             First Clearing LLC                 XX%                 XX%
             Judith Francis Hudson
             IRA Account
             Glen Allen, VA

             Pershing LLC                       XX%                 XX%
             Jersey City, NJ

             MCB Trust Services Cust            XX%                 XX%
             FBO Appalachian
             Funeral Home Inc.
             Denver, CO
--------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY
--------------------------------------------------------------------------------
  Investor
             Charles Schwab & Co., Inc.         XX%                 XX%
             San Francisco, CA
--------------------------------------------------------------------------------
  Institutional
             JPMorgan Chase Bank Trustee        XX%                 XX%
             401(k) Savings Plan
             of JP Morgan
             Chase & Co. Trust
             Brooklyn, NY

             Trustees of American Century       XX%                 XX%
             Profit Sharing & 401(k)
             Savings Plan & Trust
             Kansas City, MO

             US Bank NA, TR                     XX%                 XX%
             Ceridian Corporation
             Master Trust
             Milwaukee, WI

             Charles Schwab & Co., Inc.         XX%                 XX%
             San Francisco, CA
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                             PERCENTAGE OF     PERCENTAGE OF
                                             OUTSTANDING       OUTSTANDING
                                             SHARES OWNED      SHARES OWNED
FUND/CLASS    SHAREHOLDER                    OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY
--------------------------------------------------------------------------------
  Advisor
              Arrowhead Trust, Inc.             XX%                 XX%
              San Bernardino, CA

              La Salle Bank                     XX%                 XX%
              National Association
              Chicago, IL
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH
--------------------------------------------------------------------------------
  Investor
              Charles Schwab & Co., Inc.        XX%                 XX%
              San Francisco, CA
--------------------------------------------------------------------------------
  Institutional
              JPMorgan Chase Bank, Trustee      XX%                 XX%
              Bosch Savings Incentive Plan
              Kansas City, MO

              JPMorgan Chase Bank Trustee       XX%                 XX%
              Employees Ret Plan
              of Bose Corp.
              (JP Morgan Chase Bank) Trust
              New York, NY

              The Chase Manhattan               XX%                 XX%
              Bank NA TR
              Huntsman Corp Salary
              Deferral Plan & Trust
              New York, NY

              Chase Manhattan Bank NA TTEE      XX%                 XX%
              The Reynolds and
              Reynolds Co 401k
              Savings Plan Trust
              New York, NY
--------------------------------------------------------------------------------
  A
              Charles Schwab & Co., Inc.        XX%                 XX%
              San Francisco, CA
--------------------------------------------------------------------------------
  B
              American Enterprise               XX%                 XX%
              Investment Svcs
              Minneapolis, MN
--------------------------------------------------------------------------------
  C
              M L P F & S Inc.                  XX%                 XX%
              Jacksonville, FL
--------------------------------------------------------------------------------
  R
              ING Life Insurance and            XX%                 XX%
              Annuity Co
              Hartford, CT

              Symetra Investment Services       XX%                 XX%
              Seattle, WA
--------------------------------------------------------------------------------
  Advisor
              State Street Bank                 XX%                 XX%
              FBO ADP Daily Val
              North Quincy, MA

              Wells Fargo Bank NA               XX%                 XX%
              FBO FNF 401k
              American Cent Intl Growth
              Minneapolis, MN
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                            PERCENTAGE OF    PERCENTAGE OF
                                            OUTSTANDING      OUTSTANDING
                                            SHARES OWNED     SHARES OWNED
FUND/CLASS   SHAREHOLDER                    OF RECORD        BENEFICIALLY(1)
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH
--------------------------------------------------------------------------------
  Advisor
             Nationwide Insurance               XX%                 XX%
             Company QPVA
             Columbus, OH

             Nationwide Trust                   XX%                 XX%
             Company FSB
             Columbus, OH

             Charles Schwab & Co., Inc.         XX%                 XX%
             San Francisco, CA
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES
--------------------------------------------------------------------------------
  Investor
             Charles Schwab & Co., Inc.         XX%                 XX%
             San Francisco, CA
--------------------------------------------------------------------------------
  Institutional
             Memorial Hospital                  XX%                 XX%
             of South Bend
             South Bend, IN

             Philip A. Newbold &                XX%                 XX%
             Jeffrey P. Costello
             Trustee, Memorial
             Health System, Inc.,
             Employees Pension Plan
             South Bend, IN

--------------------------------------------------------------------------------
INTERNATIONAL STOCK
--------------------------------------------------------------------------------
  Investor                                      XX%                 XX%
             XXXX
--------------------------------------------------------------------------------
LIFE SCIENCES
--------------------------------------------------------------------------------
  Investor
             Charles Schwab & Co., Inc.         XX%                 XX%
             San Francisco, CA
--------------------------------------------------------------------------------
  Institutional
             Trustees of American Century       XX%                 XX%
             Profit Sharing & 401K
             Savings Plan & Trust
             Kansas City, MO

             UMB TR American Century            XX%                 XX%
             Executive Deferred
             Compensation
             Plan & Trust
             Kansas City, MO
--------------------------------------------------------------------------------
  Advisor
             MCB Trust Services Trustee         XX%                 XX%
             LiquidHub, Inc.
             Denver, CO

             Symetra Investment Services        XX%                 XX%
             Seattle, WA

             A.G. Edwards & Sons Inc. Cust      XX%                 XX%
             FBO Jack Gregg
             Gibson IRA Account
             St. Louis, MO

             UMBSC & CO                         XX%                 XX%
             FBO Ronald Kufahl
             Kansas City, MO
--------------------------------------------------------------------------------
  C
             American Enterprise                XX%                 XX%
             Investment Svcs
             Minneapolis, MN

             Legg Mason Wood Walker, Inc.       XX%                 XX%
             Baltimore, MD
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

------

                                             PERCENTAGE OF     PERCENTAGE OF
                                             OUTSTANDING       OUTSTANDING
                                             SHARES OWNED      SHARES OWNED
FUND/CLASS    SHAREHOLDER                    OF RECORD         BENEFICIALLY(1)
--------------------------------------------------------------------------------
TECHNOLOGY
--------------------------------------------------------------------------------
  Investor
              Charles Schwab & Co., Inc.        XX%              XX%
              San Francisco, CA
--------------------------------------------------------------------------------
  Institutional
              Trustees of American Century      XX%             XX%
              Profit Sharing & 401K
              Savings Plan & Trust
              Kansas City, MO

              UMB TR American Century           XX%             XX%
              Executive Deferred
              Compensation Plan Trust
              Kansas City, MO
--------------------------------------------------------------------------------
  Advisor
              MCB Trust Services                XX%             XX%
              Cust FBO Gibbs M. Smith Inc.
              401k P/S Plan
              Denver, Co

              Morgan Stanley DW                 XX%             XX%
              Inc. Custodian
              For Harry J. Doughtery
              New York, NY

              MCB Trust Services                XX%             XX%
              Cust FBO Tec Services
              Consulting Inc.
              Denver, CO
--------------------------------------------------------------------------------

(1)  IF SHARES ARE REGISTERED IN AN INDIVIDUAL'S NAME OR IN THE NAME OF AN
     INTERMEDIARY FOR THE BENEFIT OF A NAMED PARTY, WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY OWNED. OTHERWISE, AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25% of the voting  securities of American  Century  World Mutual  Funds,  Inc. A
shareholder  owning of record or beneficially more than 25% of the corporation's outstanding shares may be considered a controlling  person. The vote of any such person  could  have  a  more  significant  effect  on  matters  presented  at  a shareholders' meeting than votes of other shareholders. As of July XX, 2005, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACGIM, ACIM, ACS LLC and ACIS are wholly owned, directly or indirectly, by ACC.
James E. Stowers, Jr. controls ACC by virtue of his ownership of a majority of its voting stock.

------

INVESTMENT ADVISOR

American Century Global Investment Management, Inc. (ACGIM) serves as the investment advisor for each of the funds except Technology. American Century
Investment Management, Inc. (ACIM) serves as the investment advisor for
Technology. A description of the responsibilities of the advisor (ACGIM or ACIM)
appears in each prospectus under the heading MANAGEMENT.

For services provided to each fund, the advisor receives a fee based on a percentage of the net assets of each fund. The amount of the fee is calculated daily and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying the fee rate calculation formula indicated on the tables below. This formula takes into account all of the advisor's assets under management in the fund's investment strategy ("strategy assets") to calculate the appropriate fee rates for the fund. The strategy assets include the fund's assets and the assets of other clients of the advisor that are not in the American Century family of mutual funds but that have the same investment team and investment strategy. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow a fund to realize scheduled cost savings more quickly if the advisor acquires additional assets under management within a strategy in addition to the fund's assets. The management fee schedules for the funds appear below.

FUND                    CLASS                  PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
Emerging                Investor and C         2.00% of first $250 million
Markets                                        1.80% of the next $250 million
                                               1.50% of the next $500 million
                                               1.25% over $1 billion
                       ---------------------------------------------------------
                        Institutional          1.80% of first $250 million
                                               1.60% of the next $250 million
                                               1.30% of the next $500 million
                                               1.05% over $1 billion
                       ---------------------------------------------------------
                        Advisor                1.75% of first $250 million
                                               1.55% of the next $250 million
                                               1.25% of the next $500 million
                                               1.00% over $1 billion
--------------------------------------------------------------------------------
Global Growth           Investor, C and R      1.30% of first $1 billion
                                               1.15% of the next $1 billion
                                               1.05% over $2 billion
                       ---------------------------------------------------------
                        Institutional          1.10% of first $1 billion
                                               0.95% of the next $1 billion
                                               0.85% over $2 billion
                       ---------------------------------------------------------
                        Advisor                1.05% of first $1 billion
                                               0.90% of the next $1 billion
                                               0.80% over $2 billion
--------------------------------------------------------------------------------
International           Investor               1.75% of first $500 million
Discovery                                      1.40% of the next $500 million
                                               1.20% over $1 billion
                       ---------------------------------------------------------
                        Institutional          1.55% of first $500 million
                                               1.20% of the next $500 million
                                               1.00% over $1 billion
                       ---------------------------------------------------------
                        Advisor                1.50% of first $500 million
                                               1.15% of the next $500 million
                                               0.95% over $1 billion
--------------------------------------------------------------------------------

------

FUND                CLASS                       PERCENTAGE OF STRATEGY ASSETS
--------------------------------------------------------------------------------
International       Investor, A, B, C and R     1.50% of first $1 billion
Growth                                          1.20% of the next $1 billion
                                                1.10% over $2 billion
                    ------------------------------------------------------------
                    Institutional               1.30 of first $1 billion
                                                1.00% of the next $1 billion
                                                0.90% over $2 billion
                    ------------------------------------------------------------
                    Advisor                     1.25% of first $1 billion
                                                0.95% of the next $1 billion
                                                0.85% over $2 billion
--------------------------------------------------------------------------------
International       Investor                    2.00% of first $250 million
Opportunities                                   1.80% of the next $250 million
                                                1.60 % over $500 million
                    ------------------------------------------------------------
                    Institutional               1.80% of first $250 million
                                                1.60% of the next $250 million
                                                1.40% over $500 million
--------------------------------------------------------------------------------
International       Investor                    1.50% of first $1 billion
Stock                                           1.20% of the next $1 billion
                                                1.10% over $2 billion
--------------------------------------------------------------------------------
Life Sciences       Investor and C              1.50% of first $250 million
                                                1.40% of the next $250 million
                                                1.30% over $500 million
                    ------------------------------------------------------------
                    Institutional               1.30% of first $250 million
                                                1.20% of the next $250 million
                                                1.10% over $500 million
                    ------------------------------------------------------------
                    Advisor                     1.25% of first $250 million
                                                1.15% of the next $250 million
                                                1.05% over $500 million
--------------------------------------------------------------------------------
Technology          Investor                    1.50% of first $500 million
                                                1.40% of the next $250 million
                                                1.30% of the next $250 million
                                                1.20% over $1 billion
                    ------------------------------------------------------------
                    Institutional               1.30% of first $500 million
                                                1.20% of the next $250 million
                                                1.10% of the next $250 million
                                                1.00% over $1 billion
                    ------------------------------------------------------------
                    Advisor                     1.25% of first $500 million
                                                1.15% of the next $250 million
                                                1.05% of the next $250 million
                                                0.95% over $1 billion
--------------------------------------------------------------------------------

------

On each calendar day, each class of each fund accrues a management fee that is equal to the class's management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years).
On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.

The management agreement between the corporation and the advisor shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of fund shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds' Board of Directors, or a majority of outstanding shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding shareholder votes may terminate the management agreement at any time without payment of any penalty on 60 days' written notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified  management  fees incurred by each fund by class for the fiscal  periods ended November 30, 2004,  2003 and 2002,  are indicated in the following  table.
Because  International  Stock was not in operation as of the fiscal year end, it is not included in the table below. As a new class,  information regarding the R
Class of Global Growth was not available as of the fiscal year end.

------

UNIFIED MANAGEMENT FEES
FUND/CLASS                        2004               2003               2002
--------------------------------------------------------------------------------
Emerging Markets
  Investor                     $2,539,382         $1,576,170         $1,983,488
--------------------------------------------------------------------------------
  Institutional                $1,509,273         $662,797           $353,006
--------------------------------------------------------------------------------
  C                            $8,742             $3,663             $675(1)
--------------------------------------------------------------------------------
  Advisor                      $18,451            $11,042            $22,870
--------------------------------------------------------------------------------
Global Growth
  Investor                     $3,567,134         $2,858,429         $3,187,939
--------------------------------------------------------------------------------
  Institutional                $74,919            $63,636            $39,684
--------------------------------------------------------------------------------
  C                            $1,254             $452               $202(2)
--------------------------------------------------------------------------------
  Advisor                      $17,450            $9,149             $6,611
--------------------------------------------------------------------------------
International Discovery
  Investor                     $15,998,715        $13,502,397        $14,754,334
--------------------------------------------------------------------------------
  Institutional                $2,100,036         $1,858,723         $2,256,919
--------------------------------------------------------------------------------
  Advisor                      $2,250             $1,716             $2,938
--------------------------------------------------------------------------------
International Growth
  Investor                     $30,307,265        $29,726,052        $36,212,774
--------------------------------------------------------------------------------
  Institutional                $3,205,841         $3,036,472         $3,208,175
--------------------------------------------------------------------------------
  A                            $146,226           $31,435(3)         N/A
--------------------------------------------------------------------------------
  B                            $11,227            $2,182(4)          N/A
--------------------------------------------------------------------------------
  C                            $45,064            $15,198            $8,983
--------------------------------------------------------------------------------
  R                            $3,431             $8(5)              N/A
--------------------------------------------------------------------------------
  Advisor                      $2,584,027         $2,149,266         $2,067,549
--------------------------------------------------------------------------------
International Opportunities
  Investor                     $2,578,521         $724,851           $342,956
--------------------------------------------------------------------------------
  Institutional                $173,992           $97,492(6)         N/A
--------------------------------------------------------------------------------
Life Sciences
  Investor                     $2,451,463         $2,236,798         $2,897,187
--------------------------------------------------------------------------------
  Institutional                $52,327            $51,942            $51,125
--------------------------------------------------------------------------------
  C                            $255               $120               $89
--------------------------------------------------------------------------------
  Advisor                      $1,065             $435               $281
--------------------------------------------------------------------------------
Technology
  Investor                     $2,735,839         $2,166,238         $2,150,160
--------------------------------------------------------------------------------
  Institutional                $111,706           $118,561           $112,155
--------------------------------------------------------------------------------
  Advisor                      $604               $336               $244
--------------------------------------------------------------------------------

(1)  THE INCEPTION DATE FOR THE C CLASS IS DECEMBER 18, 2001.

(2)  THE INCEPTION DATE FOR THE C CLASS IS MARCH 1, 2002.

(3)  THE INCEPTION DATE FOR THE A CLASS IS JANUARY 31, 2003.

(4)  THE INCEPTION DATE FOR THE B CLASS IS JANUARY 31, 2003.

(5)  THE INCEPTION DATE FOR THE R CLASS IS AUGUST 29, 2003.

(6)  THE INCEPTION DATE FOR THE INSTITUTIONAL CLASS IS JANUARY 9, 2003.

------

PORTFOLIO MANAGERS

Other Accounts Managed

The portfolio managers also may be responsible for the day-to-day management of other accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2004)
                                                                                          OTHER ACCOUNTS
                                                                    OTHER POOLED          (E.G., SEPARATE
                                           REGISTERED INVESTMENT    INVESTMENT VEHICLES   ACCOUNTS AND
                                           COMPANIES (E.G., OTHER   (E.G., COMMINGLED     CORPORATE ACCOUNTS,
                                           AMERICAN CENTURY FUNDS   TRUSTS AND 529        INCLUDING INCUBATION
                                           AND AMERICAN CENTURY -   EDUCATION SAVINGS     STRATEGIES AND
                                           SUBADVISED FUNDS)        PLANS)                CORPORATE MONEY)
--------------------------------------------------------------------------------------------------------------
EMERGING MARKETS
--------------------------------------------------------------------------------------------------------------
Michael Donnelly      Number of Other      2                        0                     0
                      Accounts Managed
                                           -------------------------------------------------------------------
                      Assets in Other      $2,605,905,557.61        N/A                   N/A
                      Accounts Managed
--------------------------------------------------------------------------------------------------------------
Raymond Kong          Number of Other      2                        0                     0
                      Accounts Managed
                                           -------------------------------------------------------------------
                      Assets in Other      $2,605,905,557.61        N/A                   N/A
                      Accounts Managed
--------------------------------------------------------------------------------------------------------------
GLOBAL GROWTH
--------------------------------------------------------------------------------------------------------------
Matthew Hudson        Number of Other      0                        0                     1
                      Accounts Managed
                                           -------------------------------------------------------------------
                      Assets in Other      N/A                      N/A                   $1,123,011.24
                      Accounts Managed
--------------------------------------------------------------------------------------------------------------
Trevor Gurwich        Number of Other      0                        0                     0
                      Accounts Managed
                                           -------------------------------------------------------------------
                      Assets in Other      N/A                      N/A                   N/A
                      Accounts Managed
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL DISCOVERY
--------------------------------------------------------------------------------------------------------------
Mark Kopinski         Number of Other      0                        0                     3
                      Accounts Managed
                                           -------------------------------------------------------------------
                      Assets in Other      N/A                      N/A                   $181,765,621.36
                      Accounts Managed
--------------------------------------------------------------------------------------------------------------
Brian Brady           Number of Other      0                        0                     3
                      Accounts Managed
                      Assets in Other      N/A                      N/A                   $181,765,621.36
                      Accounts Managed
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------------------------------
Michael Perelstein    Number of Other      10(1)                    1                     1
                      Accounts Managed
                                           -------------------------------------------------------------------
                      Assets in Other      $5,200,088,591.51        $58,342,816.95        $166,976,547.51
                      Accounts Managed
--------------------------------------------------------------------------------------------------------------
Keith Creveling       Number of Other      10(1)                    1                     1
                      Accounts Managed
                                           -------------------------------------------------------------------
                      Assets in Other      $5,200,088,591.51        $58,342,816.95        $166,976,547.51
                      Accounts Managed
--------------------------------------------------------------------------------------------------------------

(1)  INCLUDES INTERNATIONAL STOCK, WHICH HAS AN INCEPTION DATE OF MARCH 31,
     2005.

------

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2004)
                                                                                          OTHER ACCOUNTS
                                                                    OTHER POOLED          (E.G., SEPARATE
                                           REGISTERED INVESTMENT    INVESTMENT VEHICLES   ACCOUNTS AND
                                           COMPANIES (E.G., OTHER   (E.G., COMMINGLED     CORPORATE ACCOUNTS,
                                           AMERICAN CENTURY FUNDS   TRUSTS AND 529        INCLUDING INCUBATION
                                           AND AMERICAN CENTURY -   EDUCATION SAVINGS     STRATEGIES AND
                                           SUBADVISED FUNDS)        PLANS)                CORPORATE MONEY)
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL
OPPORTUNITIES
--------------------------------------------------------------------------------------------------------------
Federico Laffan       Number of Other      1                        0                     3
                      Accounts Managed
                                           -------------------------------------------------------------------
                      Assets in Other      $141,980,235.96          N/A                   $124,576,957.60
                      Accounts Managed
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL
STOCK(1)
--------------------------------------------------------------------------------------------------------------
Michael Perelstein    Number of Other      10                       1                     1
                      Accounts Managed
                                           -------------------------------------------------------------------
                      Assets in Other      $8,186,185,055.92        $58,342,816.95        $166,976,547.51
                      Accounts Managed
--------------------------------------------------------------------------------------------------------------
Keith Creveling       Number of Other      10                       1                     1
                      Accounts Managed
                                           -------------------------------------------------------------------
                      Assets in Other      $8,186,185,055.92        $58,342,816.95        $166,976,547.51
                      Accounts Managed
--------------------------------------------------------------------------------------------------------------
LIFE SCIENCES
--------------------------------------------------------------------------------------------------------------
Arnold Douville       Number of Other      0                        0                     0
                      Accounts Managed
                      Assets in Other      N/A                      N/A                   N/A
                      Accounts Managed
--------------------------------------------------------------------------------------------------------------
Christy Turner        Number of Other      0                        0                     0
                      Accounts Managed
                                           -------------------------------------------------------------------
                      Assets in Other      N/A                      N/A                   N/A
                      Accounts Managed
--------------------------------------------------------------------------------------------------------------
TECHNOLOGY
--------------------------------------------------------------------------------------------------------------
Tom Telford           Number of Other      0                        0                     0
                      Accounts Managed
                                           -------------------------------------------------------------------
                      Assets in Other      N/A                      N/A                   N/A
                      Accounts Managed
--------------------------------------------------------------------------------------------------------------

(1)  THE FUND'S INCEPTION DATE IS MARCH 31, 2005. THE INFORMATION IS
     PRESENTED AS IF THE FUND HAD BEEN IN OPERATION AS OF NOVEMBER 30, 2004.

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy.
Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

------

For each investment strategy, one portfolio is generally designated as the
"policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American
Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

COMPENSATION

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

BASE SALARY

Portfolio managers receive base pay in the form of a fixed annual salary.

BONUS

A significant  portion of portfolio  manager  compensation  takes the form of an annual  incentive bonus tied to performance.  Bonus payments are determined by a combination of factors.  One factor is fund investment  performance.  For policy portfolios,  such  as the  funds  described  in  this  statement  of  additional information,  investment  performance  is measured by a combination  of one- and three-year pre-tax performance

------

relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate
Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric.

A second factor in the bonus calculation relates to the performance of all
American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted)
depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century
Companies, Inc. ("ACC"), the advisor's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the advisor's ability to pay.

RESTRICTED STOCK PLANS

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

DEFERRED COMPENSATION PLANS

Portfolio  managers  are  eligible  for grants of deferred  compensation.  These grants are used in very limited  situations,  primarily for retention  purposes.
Grants are fixed and can appreciate/depreciate in value based on the performance of the American  Century mutual funds in which the portfolio  manager chooses to invest them.

------

Ownership of Securities

The  following  table  indicates  the dollar  range of  securities  of each fund beneficially owned by the fund's portfolio managers as of November 30, 2004, the fund's most recent  fiscal year end. As a new fund,  International  Stock is not included in the chart below.

OWNERSHIP OF SECURITIES
                                   AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Emerging Markets
         Michael Donnelly          C
--------------------------------------------------------------------------------
         Raymond Kong              A
--------------------------------------------------------------------------------
Global Growth
         Matthew Hudson            E
--------------------------------------------------------------------------------
         Trevor Gurwich            C
--------------------------------------------------------------------------------
International Discovery
         Mark Kopinski             F
--------------------------------------------------------------------------------
         Brian Brady               D
--------------------------------------------------------------------------------
International Opportunities(1)
         Federico Laffan           A
--------------------------------------------------------------------------------
International Growth
         Michael Perelstein        C
--------------------------------------------------------------------------------
         Keith Creveling           C
--------------------------------------------------------------------------------
Life Sciences
         Arnold Douville           C
--------------------------------------------------------------------------------
         Christy Turner            C
--------------------------------------------------------------------------------
Technology
         Tom Telford               E
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  TO FURTHER ENCOURAGE ALIGNMENT OF THE PORTFOLIO MANAGERS' INTERESTS
     WITH THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE, PORTFOLIO MANAGERS
     ARE PERMITTED TO INVEST IN THE FUND EVEN THOUGH IT IS CLOSED TO NEW
     INVESTORS.

(2)  TO FURTHER ENCOURAGE ALIGNMENT OF THE PORTFOLIO MANAGERS' INTERESTS
     WITH THOSE OF THE SHAREHOLDERS WHOSE ASSETS THEY MANAGE, PORTFOLIO MANAGERS
     ARE PERMITTED TO INVEST IN THE FUND EVEN THOUGH IT IS CLOSED TO OTHER
     INVESTMENTS.

SUBADVISOR

The investment management agreements provide that the advisor may delegate certain responsibilities under the agreements to a subadvisor. Currently,
American Century Investment Management, Inc. (ACIM) serves as subadvisor for the cash portion of each fund (except Technology) under a subadvisory agreement between American Century Global Investment Management, Inc. (ACGIM) and ACIM
dated January 1, 2005. The subadvisory agreement continues for an initial period of one year and thereafter so long as continuance is specifically approved by vote of a majority of the fund's outstanding voting securities or by vote of a majority of the fund's directors, including a majority of those directors who are neither parties to the agreement nor interested persons of any such party, cast in

------

person at a meeting called for the purpose of voting on such approval. The subadvisory agreement is subject to termination without penalty on 60 days'
written notice by ACIM, ACGIM, the Board of Directors, or a majority of the fund's outstanding votes and will terminate automatically in the event of (i)
its assignment or (ii) termination of the investment advisory agreement between the fund and ACGIM.

The subadvisory agreement provides that ACIM will make investment decisions for the funds (except Technology) in accordance with the funds' investment objective, policies, and restrictions, and whatever additional written guidelines it may receive from ACGIM from time to time. For these services,
ACGIM will pay ACIM a monthly fee at an annual rate of 0.45% of the cash portion of each fund's (except Technology's) average daily net assets.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services, LLC, 4500 Main Street, Kansas City, Missouri 64111,
acts as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and the advisor. The advisor pays ACS
LLC's costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the discussion under the caption INVESTMENT
ADVISOR on page 38.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services, Inc., a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri
64111.

The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares. The advisor pays
ACIS's costs for serving as principal underwriter of the funds' shares out of the advisor's unified management fee. For a description of this fee and the terms of its payment, see the discussion under the caption INVESTMENT ADVISOR on page 38. ACIS does not earn commissions for distributing the funds' shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services, that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

------

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the funds' assets. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas
City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP provides services including:

(1)  auditing the annual financial statements for each fund,
(2)  assisting and consulting in connection with SEC filings, and
(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers. ACGIM, for the cash portion of the funds it manages, has delegated responsibility for selecting brokers to execute portfolio transactions to ACIM under the terms of the investment subadvisory agreement.

The advisor, or the subadvisor, as the case may be, receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor or subadvisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor or subadvisor intends to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor.
The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.

In the years ended November 30, 2004, 2003 and 2002, the brokerage commissions of each fund is listed below. Because International Stock was not in operation as of the fiscal year end, it is not included in the table below.

------

FUND                      2004                 2003                 2002
--------------------------------------------------------------------------------
Emerging Markets          $2,610,100           $2,063,281           $3,040,810
--------------------------------------------------------------------------------
Global Growth             $586,362             $814,946             $1,831,436
--------------------------------------------------------------------------------
International             $10,049,347          $9,263,736           $10,287,829
Discovery
--------------------------------------------------------------------------------
International             $12,050,055          $15,644,627          $24,621,894
Growth
--------------------------------------------------------------------------------
International             $917,236             $548,093             $251,581
Opportunities
--------------------------------------------------------------------------------
Life Sciences             $420,107             $281,357             $616,359
--------------------------------------------------------------------------------
Technology                $853,680             $751,753             $639,974
--------------------------------------------------------------------------------

The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

REGULAR BROKER-DEALERS

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by
Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies:

                                                            VALUE OF SECURITIES
                                                            OWNED AS OF
FUND                  BROKER, DEALER OR PARENT              NOVEMBER 30, 2004
--------------------------------------------------------------------------------
Global Growth         American Express Co.                  $3,910,842
                       ---------------------------------------------------------
                      Citigroup Inc.                        $2,870,713
                       ---------------------------------------------------------
                      Goldman Sachs Group, Inc. (The)       $1,531,591
                       ---------------------------------------------------------
                      UBS AG                                $3,186,280
                       ---------------------------------------------------------
                      Wachovia Corp.                        $3,260,250
--------------------------------------------------------------------------------
International         UBS AG                                $48,561,715
Growth
--------------------------------------------------------------------------------

------

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation's (all funds') outstanding shares may be able to elect a Board of
Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series of shares are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investment and other assets held for each series. Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The corporation's Board of Directors has adopted a multiple class plan (the
Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class.
Pursuant to such plan, the funds may issue up to seven classes of shares:
Investor Class, Institutional Class, A Class, B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any load or commission, for a single unified management fee. It is also available through some financial intermediaries. The Investor Class of those funds which have A and B Classes is not available directly at no load. The
Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor
Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. In addition to the management fee, however, the
Advisor Class shares are subject to a Master Distribution and Shareholder
Services Plan (the Advisor Class Plan). The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k)
and other retirement plans. The unified management fee for the A, B, C and R
Classes is the same as for Investor Class, but the A, B, C and R Class shares each are subject to a separate Master Distribution and Individual Shareholder
Services Plan (the A Class Plan, B Class Plan, C Class Plan and R Class Plan,
respectively and collectively with the Advisor Class Plan, the Plans) described below. The Plans have been adopted by the funds' Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

------

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of
Directors and approved by its shareholders. Pursuant to such rule, the Board of
Directors and initial shareholder of the funds' A, B, C, R and Advisor Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment
Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule
12b-1, information with respect to revenues and expenses under the Plans is presented to the Board of Directors quarterly for its consideration in connection with its deliberations as to the continuance of the Plans.
Continuance of the Plans must be approved by the Board of Directors (including a majority of the independent directors) annually. The Plans may be amended by a vote of the Board of Directors (including a majority of the independent directors), except that the Plans may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A Class Plan

As described in the prospectuses, the A Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for A Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the A Class Plan. Pursuant to the A Class Plan, the A Class pays the funds' distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2004, the aggregate amount of fees paid under the A Class Plan was: International Growth, $29,272.

------

The distributor then makes these payments to the financial intermediaries who offer the A Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' A Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

------

B Class Plan

As described in the prospectuses, the B Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for B Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the B Class Plan. Pursuant to the B Class Plan, the B Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' B Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2004, the aggregate amount of fees paid under the B Class
Plan was: International Growth, $8,993.

The distributor then makes these payments to the financial intermediaries who offer the B Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of B Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell B
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' B Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

------

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

C Class Plan

As described in the prospectuses, the C Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for C Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the C Class Plan. Pursuant to the C Class Plan, the C Class pays the funds' distributor 1.00% annually of the average daily net asset value of the funds' C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services (as described below)
and 0.75% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 1.00% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2004, the aggregate amount of fees paid under the C Class
Plan were:

        Emerging Markets             $4,370
        Global Growth                  $965
        International Growth        $36,127
        Life Sciences                  $169

------

The distributor then makes these payments to the financial intermediaries who offer the C Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of C Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell C
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' C Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

------

R Class Plan

As described in the prospectuses, the R Class shares of the funds are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds'
Board of Directors has adopted the R Class Plan. Pursuant to the R Class Plan, the R Class pays the funds' distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services (as described below) and for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2004, the aggregate amount of fees paid under the R Class Plan was: International Growth, $1,375.

Because the R Class of Global  Growth was not in operation as of the fiscal year end, no fees were paid under the R Class plan.

The distributor then makes these payments to the financial intermediaries who offer the R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)  providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;

(b)  creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;

(c)  conducting proprietary research about investment choices and the market in general;

(d)  periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of R Class shares, which services may include but are not limited to:

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell R
     Class shares pursuant to selling agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' R Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

------

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Advisor Class Plan

As described in the prospectuses, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds' distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

To make the funds' shares available through such plans and financial intermediaries, and to compensate them for these services, the funds' advisor has reduced its management fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Directors has adopted the Advisor Class Plan. Pursuant to the Advisor Class Plan, the Advisor Class pays the funds' distributor 0.50%
annually of the aggregate average daily net assets of the funds' Advisor Class shares, 0.25% of which is paid for certain ongoing shareholder and administrative services (as described below) and 0.25% of which is paid for distribution services, including past distribution services (as described below). This payment is fixed at 0.50% and is not based on expenses incurred by the distributor. During the fiscal year ended November 30, 2004, the aggregate amount of fees paid under the Advisor Class Plan were:

------

        Emerging Markets                $5,272
        Global Growth                   $8,310
        International Discovery           $906
        International Growth        $1,292,410
        Life Sciences                     $426
        Technology                        $242

The distributor then makes these payments to the financial intermediaries who offer the Advisor Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of shareholder services, including, but are not limited to:

(a)  receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media)
     of shares and placing purchase, exchange and redemption orders with the funds' distributor;

(b)  providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;

(c)  processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses;

(d)  providing and maintaining elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting;

(i)  preparing and forwarding investor communications from the funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.
During the fiscal year ended November 30, 2004, the amount of fees paid under the Advisor Class Plan for shareholder services were:

        Emerging Markets              $2,636
        Global Growth                 $4,155
        International Discovery         $453
        International Growth        $646,205
        Life Sciences                   $213
        Technology                      $121

------

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to

(a)  the payment of sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell
     Advisor Class shares pursuant to Selling Agreements;

(b)  compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor
     Class shares;

(c)  compensation to, and expenses (including overhead and telephone expenses) of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing, printing and distributing sales literature and advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;

(g)  providing facilities to answer questions from prospective shareholders about fund shares;

(h)  complying with federal and state securities laws pertaining to the sale of fund shares;

(i)  assisting shareholders in completing application forms and selecting dividend and other account options;

(j)  providing other reasonable assistance in connection with the distribution of fund shares;

(k)  organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying service fees for the provision of personal, continuing services to investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds' distributor and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended November 30, 2004, the amount of fees paid under the Advisor Class Plan for distribution services were:

        Emerging Markets              $2,636
        Global Growth                 $4,155
        International Discovery         $453
        International Growth        $646,205
        Life Sciences                   $213
        Technology                      $121

------

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectuses for those classes in the section titled CHOOSING
A SHARE CLASS. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

*  Qualified retirement plan purchases

*  Certain individual retirement account rollovers

*  Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

*  Wrap accounts maintained for clients of certain financial intermediaries who have entered into agreements with American Century

*  Purchases by current and retired employees of American Century and their immediate family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

*  Purchases by certain other investors that American Century deems appropriate, including but not limited to current or retired directors, trustees and officers of funds managed by the advisor and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant prospectuses. You or your financial advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The contingent deferred sales charge may be waived for certain redemptions by some shareholders, as described in the prospectuses.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable
CDSCs will be charged when the exchange is made.

No contingent deferred sales charges were paid to the distributor for the A
Class and B Class shares in the fiscal year ended November 30, 2004 for
International Growth.

The aggregate contingent deferred sales charges paid to the distributor for C
Class shares in the fiscal year ended November 30, 2004 were:

        Emerging Markets          $536.56
        Global Growth                  $0
        International Growth    $1,511.72
        Life Sciences              $70.26

Dealer Concessions

The funds' distributor expects to pay sales commissions to the financial intermediaries who sell A, B and/or C Class shares of the fund at the time of such sales. Payments for A Class shares will be as follows:

------

PURCHASE AMOUNT                                                DEALER CONCESSION
--------------------------------------------------------------------------------
LESS THAN $50,000                                              5.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                              4.00%
--------------------------------------------------------------------------------
$100,000 - $249,999                                            3.25%
--------------------------------------------------------------------------------
$250,000 - $499,999                                            2.00%
--------------------------------------------------------------------------------
$500,000 - $999,999                                            1.75%
--------------------------------------------------------------------------------
$1,000,000 - $3,999,999                                        1.00%
--------------------------------------------------------------------------------
$4,000,000 - $9,999,999                                        0.50%
--------------------------------------------------------------------------------
> $10,000,000                                                  0.25%
--------------------------------------------------------------------------------

No concession will be paid on purchases by qualified retirement plans. Payments will equal 4.00% of the purchase price of B Class shares and 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 13 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a contingent deferred sales charge as described in the prospectuses.

From time to time, the distributor may provide additional concessions to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other concessions may be offered as well, and all such concessions will be consistent with applicable law, including the then-current rules of the National Association of Securities Dealers, Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds' prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund's A Class shares is $5.00, the public offering price would be $5.00/(1-5.75%) = $5.31.

------

Each fund's net asset value (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business. The Exchange usually closes at 4 p.m. Eastern time. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King
Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded or as of the close of the New
York Stock Exchange, if that is earlier. That value is then converted to U.S.
dollars at the prevailing foreign exchange rate. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price or the official closing price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the Exchange is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculations and the value of the funds' portfolios may be affected on days when shares of the fund may not be purchased or redeemed.

------

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify annually as a regulated investment company under
Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to investors and eliminating investors' ability to treat distributions received from the funds in the same manner in which they were realized by the funds.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70%
dividends received deduction to the extent that the fund held those shares for more than 45 days. Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the funds. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund's total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

------

As of November 30, 2004, the funds in the table below had the following capital loss carryover, which expire in the years and amounts listed. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

FUND              2008           2009             2010             2011
--------------------------------------------------------------------------------
Emerging          -                -                -                -
Markets
--------------------------------------------------------------------------------
Global Growth     -              ($54,462,271)    ($28,716,613)    ($459,455)
--------------------------------------------------------------------------------
International     -                -                -                -
Discovery
--------------------------------------------------------------------------------
International     -              ($522,319,233)   ($637,150,427)   ($57,765,728)
Growth
--------------------------------------------------------------------------------
International     -                -                -                -
Opportunities
--------------------------------------------------------------------------------
Life Sciences     -              ($9,534,587)     ($31,726,839)      -
--------------------------------------------------------------------------------
Technology        ($8,399,280)   ($188,675,022)   ($52,734,829)      -
--------------------------------------------------------------------------------

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale"
rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial  statements  have been audited by Deloitte  &  Touche LLP. The funds' Report of Independent Registered Public Accounting Firm and the financial statements  included  in the funds'  annual  reports  for the fiscal  year ended
November 30, 2004, and the unaudited financial statements included in the funds'
semiannual reports for the six-month period ended May 31, 2005, are incorporated herein by reference.

------

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the prospectuses and in this SAI, some of the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions as noted in the prospectuses. The following is a summary of the rating categories referenced in the prospectuses.

RATINGS OF CORPORATE DEBT SECURITIES
--------------------------------------------------------------------------------
STANDARD & POOR'S
--------------------------------------------------------------------------------
AAA      This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA       Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
--------------------------------------------------------------------------------
A        Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
         conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB      Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic
         conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative
         characteristics.
--------------------------------------------------------------------------------
BB       Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.
--------------------------------------------------------------------------------
B        Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.
--------------------------------------------------------------------------------
CCC      Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
         B or B- rating.
--------------------------------------------------------------------------------
CC       Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt
         subordinated to senior debt that is assigned an actual or
         implied CCC rating.
--------------------------------------------------------------------------------
C        The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.
--------------------------------------------------------------------------------
D        Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.
--------------------------------------------------------------------------------

------

MOODY'S INVESTORS SERVICE, INC.
--------------------------------------------------------------------------------
Aaa       This is the highest rating assigned by Moody's to a debt
          obligation. It indicates an extremely strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
Aa        Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it
          comprises what are generally known as high-grade bonds.
--------------------------------------------------------------------------------
A         Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt.
          Although capacity to pay interest and repay principal are
          considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
          conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
Baa       Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal.
          While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.
--------------------------------------------------------------------------------
Ba        Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing
          uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.
--------------------------------------------------------------------------------
B         Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.
--------------------------------------------------------------------------------
Caa       Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable
          business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implied B or B3 rating.
--------------------------------------------------------------------------------
Ca        Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
--------------------------------------------------------------------------------
C         This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
--------------------------------------------------------------------------------
FITCH, INC.
--------------------------------------------------------------------------------
AAA       Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.
--------------------------------------------------------------------------------
AA        Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
--------------------------------------------------------------------------------
A         Debt rated in this category has a low expectation of credit risk.
          Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.
--------------------------------------------------------------------------------
BBB       Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in
          circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
--------------------------------------------------------------------------------

------

FITCH, INC.
------------------------------------------------------------------------------------
BB            Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
------------------------------------------------------------------------------------
B             Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.
------------------------------------------------------------------------------------
CCC, CC, C    Debt rated in these categories has a real possibility for default.
              Capacity for meeting financial commitments depends solely
              upon sustained, favorable business or economic developments.
              A CC rating indicates that default of some kind appears
              probable; a C rating signals imminent default.
------------------------------------------------------------------------------------
DDD, DD, D    The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of
              outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

              Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and
              D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.
------------------------------------------------------------------------------------

------

COMMERCIAL PAPER RATINGS
--------------------------------------------------------------------------------
S&P    MOODY'S      DESCRIPTION
--------------------------------------------------------------------------------
A-1    Prime-1      This indicates that the degree of safety regarding timely
       (P-1)        payment is strong. Standard & Poor's rates those
                    issues determined to possess extremely strong safety
                    characteristics as A-1+.
--------------------------------------------------------------------------------
A-2    Prime-2      Capacity for timely payment on commercial paper is
       (P-2)        satisfactory, but the relative degree of safety is not as
                    high as for issues designated A-1. Earnings trends
                    and coverage ratios, while sound, will be more subject
                    to variation. Capitalization characteristics, while still
                    appropriated, may be more affected by external
                    conditions. Ample alternate liquidity is maintained.
--------------------------------------------------------------------------------
A-3    Prime-3      Satisfactory capacity for timely repayment. Issues
       (P-3)        that carry this rating are somewhat more vulnerable
                    to the adverse changes in circumstances than
                    obligations carrying the higher designations.
--------------------------------------------------------------------------------

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly,
Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories.

NOTE RATINGS
--------------------------------------------------------------------------------
S&P       MOODY'S            DESCRIPTION
--------------------------------------------------------------------------------
SP-1      MIG-1; VMIG-1      Notes are of the highest quality enjoying strong
                             protection from established cash flows of funds
                             for their servicing or from established and
                             broad-based access to the market for
                             refinancing, or both.
--------------------------------------------------------------------------------
SP-2      MIG-2; VMIG-2      Notes are of high quality, with margins of
                             protection ample, although not so large as
                             in the preceding group.
--------------------------------------------------------------------------------
SP-3      MIG-3; VMIG-3      Notes are of favorable quality, with all security
                             elements accounted for, but lacking the
                             undeniable strength of the preceding grades.
                             Market access for refinancing, in particular,
                             is likely to be less well established.
--------------------------------------------------------------------------------
SP-4      MIG-4; VMIG-4      Notes are of adequate quality, carrying specific
                             risk but having protection and not distinctly
                             or predominantly speculative.
--------------------------------------------------------------------------------

------

NOTES

------

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds'
investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

You can receive a free copy of the annual and semiannual reports, and ask questions about the funds and your accounts, by contacting American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

*  an employer-sponsored retirement plan
*  a bank
*  a broker-dealer
*  an insurance company
*  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange
Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON           SEC Public Reference Room
                    Washington, D.C.
                    Call 202-942-8090 for location and hours.

ON THE INTERNET     * EDGAR database at sec.gov
                    * By email request at publicinfo@sec.gov

BY MAIL             SEC Public Reference Section
                    Washington, D.C. 20549-0102

Investment Company Act File No. 811-6247

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

0507
SH-SAI-XXXXX

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

PART C    OTHER INFORMATION

Item 23.  Exhibits

     (a)  (1) Articles of  Incorporation  of Twentieth  Century World Investors,
Inc.,  dated  December  27,  1990  (filed   electronically  as  Exhibit  B1a  to
Post-Effective  Amendment No. 6 to the Registration  Statement of the Registrant
on March 29, 1996, File No. 33-39242, and incorporated herein by reference).

          (2) Articles of Amendment of Twentieth Century World Investors,  Inc.,
dated  August 10, 1993 (filed  electronically  as Exhibit B1b to  Post-Effective
Amendment  No. 9 to the  Registration  Statement of the  Registrant on March 30,
1998, File No. 33-39242, and incorporated herein by reference).

          (3) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated November 8, 1993 (filed  electronically  as Exhibit B1b to  Post-Effective
Amendment  No. 6 to the  Registration  Statement of the  Registrant on March 29,
1996, File No. 33-39242, and incorporated herein by reference).

          (4) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated  April 24,  1995 (filed  electronically  as Exhibit B1c to  Post-Effective
Amendment  No. 6 to the  Registration  Statement of the  Registrant on March 29,
1996, File No. 33-39242, and incorporated herein by reference).

          (5) Articles  Supplementary  of Twentieth  Century World  Investors,
Inc.,   dated  March  11,  1996   (filed   electronically   as  Exhibit  B1d  to
Post-Effective  Amendment No. 7 to the Registration  Statement of the Registrant
on June 13, 1996, File No. 33-39242, and incorporated herein by reference).

          (6) Articles Supplementary of Twentieth Century World Investors, Inc.,
dated September 9, 1996 (filed  electronically  as Exhibit B1f to Post-Effective
Amendment  No. 9 to the  Registration  Statement of the  Registrant on March 30,
1998, File No. 33-39242, and incorporated herein by reference).

          (7) Articles of Amendment of Twentieth Century World Investors,  Inc.,
dated December 2, 1996 (filed  electronically  as Exhibit B1e to  Post-Effective
Amendment  No. 8 to the  Registration  Statement of the  Registrant on March 31,
1997, File No. 33-39242, and incorporated herein by reference).

          (8) Articles  Supplementary  of American  Century  World Mutual Funds,
Inc.,  dated  December  2,  1996  (filed   electronically   as  Exhibit  B1f  to
Post-Effective  Amendment No. 8 to the Registration  Statement of the Registrant
on March 31, 1997, File No. 33-39242, and incorporated herein by reference).

          (9) Articles  Supplementary  of American  Century  World Mutual Funds,
Inc.,  dated  November  13,  1998  (filed   electronically  as  Exhibit  B1i  to
Post-Effective  Amendment No. 12 to the Registration Statement of the Registrant
on November 13, 1998, File No. 33-39242, and incorporated herein by reference).

          (10) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,  dated  February  16,  1999  (filed   electronically  as  Exhibit  a10  to
Post-Effective  Amendment No. 15 to the Registration Statement of the Registrant
on March 31, 1999, File No. 33-39242, and incorporated herein by reference).

          (11) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated May 22, 2000 (filed  electronically as Exhibit a11 to Post-Effective
Amendment  No. 19 to the  Registration  Statement of the  Registrant  on May 24,
2000, File No. 33-39242, and incorporated herein by reference).

          (12) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,  dated  October  18,  2000  (filed   electronically   as  Exhibit  a12  to
Post-Effective  Amendment No. 25 to the Registration Statement of the Registrant
on March 28, 2002, File No. 33-39242, and incorporated herein by reference).

          (13) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated March 5, 2001 (filed electronically as Exhibit a13 to Post-Effective
Amendment No. 24 to the  Registration  Statement of the  Registrant on April 19,
2001, File No. 33-39242, and incorporated herein by reference).

          (14) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated May 21, 2001 (filed  electronically as Exhibit a14 to Post-Effective
Amendment No. 25 to the  Registration  Statement of the  Registrant on March 28,
2002, File No. 33-39242, and incorporated herein by reference).

          (15) Articles  Supplementary  of American  Century World Mutual Funds,
Inc., dated June 14, 2002 (filed electronically as Exhibit a15 to Post-Effective
Amendment No. 27 to the Registration  Statement of the Registrant on October 10,
2002, File No. 33-39242, and incorporated herein by reference).

          (16) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,   dated  August  14,  2003  (filed   electronically   as  Exhibit  a16  to
Post-Effective  Amendment No. 31 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-39242, and incorporated herein by reference).

          (17) Articles  Supplementary  of American  Century World Mutual Funds,
Inc.,  dated  January  13,  2005  (filed   electronically   as  Exhibit  a17  to
Post-Effective  Amendment No. 34 to the Registration Statement of the Registrant
on March 30, 2005, File No. 33-39242, and incorporated herein by reference).

          (18) Articles  Supplementary  of American  Century World Mutual Funds,
Inc. (to be filed by amendment).

     (b)  Amended  and  Restated  By-Laws,   dated  September  21,  2004  (filed
electronically  as  Exhibit  b  to  Post-Effective   Amendment  No.  33  to  the
Registration Statement of the Registrant on January 14, 2005, File No. 33-39242,
and incorporated herein by reference).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article Fifth,  Article Seventh,  Article Eighth,  and Article Ninth of
Registrant's  Articles of  Incorporation,  appearing as Exhibit  (a)(1) to Post-
Effective  Amendment No. 6 on Form N-1A of the Registrant,  and Article Fifth of
Registrant's   Articles   of   Amendment,   appearing   as  Exhibit   (a)(2)  to
Post-Effective  Amendment  No.  9  on  Form  N-1A  of  the  Registrant,  to  the
Registration  Statement on March 30, 1998; and Sections 3, 4, 5, 6, 7, 8, 9, 10,
11, 22, 24, 25, 30, 31, 33, 39, 45 and 46 of  Registrant's  Amended and Restated
By-Laws, incorporated herein by reference as Exhibit b hereto.

     (d)  (1) Amended and Restated  Management  Agreement with American  Century
Investment  Management,  Inc.,  dated  August 1, 2004 (filed  electronically  as
Exhibit d1 to Post-Effective  Amendment No. 33 to the Registration  Statement of
the Registrant on January 14, 2005, File No. 33-39242,  and incorporated  herein by reference).

          (2)  Assignment  and  Assumption   Agreement  with  American   Century
Investment  Management,  Inc. and American Century Global Investment Management,
Inc.,   dated   January  1,  2005  (filed   electronically   as  Exhibit  d2  to
Post-Effective  Amendment No. 33 to the Registration Statement of the Registrant
on January 14, 2005, File No. 33-39242, and incorporated herein by reference).

          (3) Amended and Restated  Management  Agreement with American  Century
Investment Management, Inc. (to be filed by amendment).

          (4)  Management  Agreement  with American  Century  Global  Investment
Management, Inc., dated February 24, 2005 (filed electronically as Exhibit d3 to
Post-Effective  Amendment No. 34 to the Registration Statement of the Registrant
on March 30, 2005, File No. 33-39242, and incorporated herein by reference).

          (5) Amended and Restated  Management  Agreement with American  Century
Global Investment Management, Inc. (to be filed by amendment).

          (6)  Amended  and  Restated  Investment   Subadvisory  Agreement  with
American  Century  Investment  Management,  Inc.  and  American  Century  Global
Investment  Management,  Inc., dated February 24, 2005 (filed  electronically as
Exhibit d4 to Post-Effective  Amendment No. 34 to the Registration  Statement of
the Registrant on March 30, 2005, File No. 33-39242,  and incorporated herein by reference).

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc., dated May 1, 2005 (filed electronically as Exhibit e1 to  Post-Effective  Amendment No. 38 to the  Registration  Statement of American
Century Quantitative Equity Funds, Inc. on May 13, 2005, File No. 33-19589,  and
incorporated herein by reference).

          (2) Amended and Restated Distribution  Agreement with American Century
Investment Services, Inc. (to be filed by amendment).

     (f)  Not applicable.

     (g)  (1) Master Agreement with Commerce Bank, N. A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213, and incorporated herein by reference).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

          (3) Amendment to the Global Custody Agreement with The Chase Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable  Portfolios  II,  Inc.  on  January 9, 2001,  File No.  333-46922,  and
incorporated herein by reference).

          (4)  Supplemental  Agreement with The Chase Manhattan Bank, dated July
30, 1999 (filed electronically as an Exhibit to Post-Effective  Amendment No. 16
to the  Registration  Statement of the  Registrant  on March 10, 2000,  File No.
33-39242, and incorporated herein by reference).

          (5)  Supplemental  Agreement  with The  Chase  Manhattan  Bank,  dated
February 1, 2000 (filed electronically as Exhibit h4 to Post-Effective Amendment
No. 23 to the  Registration  Statement of the Registrant on March 14, 2001, File
No. 33-39242, and incorporated herein by reference).

          (6) Amendment No. 2 to the Global Custody  Agreement  between American
Century  Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically  as  Exhibit  g4  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

          (7) Chase Manhattan Bank Custody Fee Schedule,  dated October 19, 2000
(filed  electronically as Exhibit g5 to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American Century  Quantitative  Equity Funds, Inc. on
April 29, 2004, File No. 33-19589, and incorporated herein by reference).

     (h)  (1) Transfer Agency Agreement with Twentieth Century  Services,  Inc., dated  March 1, 1991  (filed  electronically  as  Exhibit  B9 to  Post-Effective
Amendment  No. 6 to the  Registration  Statement of the  Registrant on March 29,
1996, File No. 33-39242, and incorporated herein by reference).

          (2) Credit  Agreement  with  JPMorgan  Chase Bank,  as  Administrative
Agent,  dated  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century  Target  Maturities  Trust on January 30, 2004,  File No.  2-94608,  and
incorporated herein by reference).

          (3) Termination,  Replacement and Restatement  Agreement with JPMorgan
Chase Bank N.A.,  as  Administrative  Agent,  dated  December  15,  2004  (filed electronically  as  Exhibit  h10  to  Post-Effective  Amendment  No.  38 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  29,  2004,  File No.  2-82734,  and  incorporated  herein by reference).

          (4) Customer  Identification  Program Reliance  Agreement dated August
26, 2004 (filed  electronically as Exhibit h2 to Post-Effective  Amendment No. 1
to the Registration  Statement of American Century Asset Allocation  Portfolios,
Inc. on September  1, 2004,  File No.  333-116351,  and  incorporated  herein by reference).

     (i)  (1)  Opinion  and  Consent of  Counsel,  dated  March 30,  2005 (filed
electronically  as  Exhibit  i  to  Post-Effective   Amendment  No.  34  to  the
Registration  Statement of the Registrant on March 30, 2005, File No.  33-39242,
and incorporated herein by reference).

          (2) Opinion and Consent of Counsel (to be filed by amendment).

     (j)  (1) Consent of Deloitte & Touche LLP,  independent  registered  public accounting  firm,  dated March 24, 2005 (filed  electronically  as Exhibit j1 to
Post-Effective  Amendment No. 34 to the Registration Statement of the Registrant
on March 30, 2005, File No. 33-39242, and incorporated herein by reference).

          (2) Consent of Deloitte & Touche LLP,  independent  registered  public accounting firm (to be filed by amendment).

          (3) Power of Attorney,  dated November 16, 2004 (filed  electronically as Exhibit j2 to Post-Effective  Amendment No. 106 to the Registration Statement
of American  Century Mutual Funds,  Inc. on November 29, 2004, File No. 2-14213,
and incorporated herein by reference).

          (4)   Secretary's   Certificate,   dated   November  16,  2004  (filed
electronically  as  Exhibit  j3 to  Post-Effective  Amendment  No.  106  to  the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated September 3, 1996 (filed  electronically as Exhibit b15a to Post-Effective
Amendment  No. 9 to the  Registration  Statement  of  American  Century  Capital
Portfolios,  Inc. on February  17, 1998,  File No.  33-64872,  and  incorporated herein by reference).

          (2)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 13, 1997 (filed  electronically  as
Exhibit b15b to Post-Effective Amendment No. 77 to the Registration Statement of
American  Century Mutual Funds,  Inc. on July 17, 1997,  File No.  2-14213,  and
incorporated herein by reference).

          (3)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 1998, File No. 2-14213,  and
incorporated herein by reference).

          (4)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 30, 1998 (filed  electronically  as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
American Century Capital  Portfolios,  Inc. on June 26, 1998, File No. 33-64872,
and incorporated herein by reference).

          (5)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed  electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
the Registrant on November 13, 1998, File No. 33-39242,  and incorporated herein by reference).

          (6)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed  electronically as
Exhibit m6 to Post-Effective  Amendment No. 83 to the Registration  Statement of
American Century Mutual Funds, Inc. on February 26, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (7)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 30, 1999 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 16 to the Registration  Statement of
American Century Capital  Portfolios,  Inc. on July 29, 1999, File No. 33-64872,
and incorporated herein by reference).

          (8)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed  electronically as
Exhibit m8 to Post-Effective  Amendment No. 87 to the Registration  Statement of
American Century Mutual Funds, Inc. on November 29, 1999, File No. 2-14213,  and
incorporated herein by reference).

          (9)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated June 1, 2000 (filed  electronically  as
Exhibit m9 to Post-Effective  Amendment No. 19 to the Registration  Statement of
the Registrant on May 24, 2000, File No. 33-39242,  and  incorporated  herein by reference).

          (10)  Amendment  No.  9 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated April 30, 2001 (filed  electronically  as
Exhibit m10 to Post-Effective  Amendment No. 24 to the Registration Statement of
the Registrant on April 19, 2001, File No. 33-39242,  and incorporated herein by reference).

          (11)  Amendment  No. 10 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m11 to Post-Effective  Amendment No. 94 to the Registration Statement of
American Century Mutual Funds, Inc. on December 13, 2001, File No. 2-14213,  and
incorporated herein by reference).

          (12)  Amendment  No. 11 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed  electronically as
Exhibit m12 to Post-Effective  Amendment No. 26 to the Registration Statement of
the Registrant on October 1, 2002, File No. 33-39242, and incorporated herein by reference).

          (13)  Amendment  No. 12 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated August 1, 2004 (filed  electronically  as
Exhibit m13 to Post-Effective  Amendment No. 32 to the Registration Statement of
American Century Capital Portfolios,  Inc., on July 29, 2004, File No. 33-64872,
and incorporated herein by reference).

          (14) Master Distribution and Individual  Shareholder  Services Plan (C
Class),   dated  March  1,  2001  (filed   electronically   as  Exhibit  m11  to
Post-Effective  Amendment No. 24 to the Registration Statement of the Registrant
on April 19, 2001, File No. 33-39242, and incorporated herein by reference).

          (15)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated April 30, 2001 (filed  electronically as Exhibit m12 to Post-Effective  Amendment No. 24 to the Registration Statement
of the Registrant on April 19, 2001, File No. 33-39242,  and incorporated herein by reference).

          (16)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m15  to  Post-Effective  Amendment  No.  27 to  the
Registration Statement of the Registrant on October 10, 2002, File No. 33-39242,
and incorporated herein by reference).

          (17)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   February  27,  2004  (filed
electronically  as  Exhibit  m16  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (18)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (C  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  20 to  the
Registration Statement of American Century Strategic Asset Allocations, Inc., on
September 29, 2004, File No. 33-79482, and incorporated herein by reference).

          (19)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m19  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of the American  Century Mutual Funds,  Inc. on November
29, 2004, File No. 2-14213, and incorporated herein by reference).

          (20) Master Distribution and Individual  Shareholder  Services Plan (A
Class)  dated  September  3,  2002  (filed   electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (21)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class)   dated   February   27,  2004  (filed
electronically  as  Exhibit  m18  to  Post-Effective  Amendment  No.  104 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 26,
2004, File No. 2-14213, and incorporated herein by reference).

          (22)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (A  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m22  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (23)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (A  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m23  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (24)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (A Class), dated May 1, 2005 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (25) Master Distribution and Individual  Shareholder  Services Plan (B
Class)  dated  September  3,  2002  (filed   electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734, and incorporated herein by reference).

          (26)  Amendment  No.  1 to the  Master  Distribution  and  Shareholder
Services Plan (B Class) dated February 27, 2004 (filed electronically as Exhibit
m20  to  Post-Effective  Amendment  No.  104 to the  Registration  Statement  of
American Century Mutual Funds, Inc. on February 26, 2004, File No. 2-14213,  and
incorporated herein by reference).

          (27)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services  Plan  (B  Class),   dated   September  30,  2004  (filed
electronically  as  Exhibit  m26  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (28)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (B  Class),   dated   November  17,  2004  (filed
electronically  as  Exhibit  m27  to  Post-Effective  Amendment  No.  106 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

          (29)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (B Class), dated May 1, 2005 (filed  electronically as
Exhibit m18 to Post-Effective  Amendment No. 44 to the Registration Statement of
American  Century  Municipal  Trust  on May 13,  2005,  File  No.  2-91229,  and
incorporated herein by reference).

          (30) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century Strategic Asset Allocations, Inc. on August 28, 2003, File No. 33-79482,
and incorporated herein by reference).

          (31)  Amendment  No.  1 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class), dated May 1, 2004 (filed  electronically as
Exhibit m15 to Post-Effective  Amendment No. 35 to the Registration Statement of
American Century  Quantitative  Equity Funds,  Inc., on April 29, 2004, File No.
33-19589, and incorporated herein by reference).

          (32)  Amendment  No.  2 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (R  Class),   dated   February  24,  2005  (filed
electronically  as Exhibit m30 to  Post-Effective  Amendment  No. 22 of American
Century Strategic Asset Allocations,  Inc. on March 30, 2005, File No. 33-79482,
and incorporated herein by reference).

          (33)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (R Class) (to be filed by amendment).

     (n)  (1) Amended and Restated  Multiple Class Plan dated  September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on  December  17,  2002,  File No.  2-82734,  and  incorporated  herein by reference).

          (2)  Amendment No. 1 to the Amended and Restated  Multiple  Class Plan
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on  December  23,  2002,  File No.  2-91229,  and  incorporated  herein by reference).

          (3)  Amendment No. 2 to the Amended and Restated  Multiple  Class Plan
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations,  Inc. on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

          (4)  Amendment No. 3 to the Amended and Restated  Multiple  Class Plan
dated  as  of  February  27,  2004  (filed   electronically  as  Exhibit  n4  to
Post-Effective  Amendment  No. 104 to the  Registration  Statement  of  American
Century  Mutual  Funds,  Inc.  on  February  26,  2004,  File No.  2-14213,  and
incorporated herein by reference).

          (5) Amendment No. 4 to the Amended and Restated  Multiple  Class Plan,
dated  May  1,  2004  (filed  electronically  as  Exhibit  n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity  Funds,  Inc., on April 29, 2004,  File No.  33-19589,  and  incorporated herein by reference).

          (6) Amendment No. 5 to the Amended and Restated  Multiple  Class Plan,
dated  August 1, 2004  (filed  electronically  as Exhibit  n6 to  Post-Effective
Amendment No. 24 to the Registration  Statement of American  Century  Investment
Trust,  on July  29,  2004,  File  No.  33-65170,  and  incorporated  herein  by reference).

          (7) Amendment No. 6 to the Amended and Restated  Multiple  Class Plan,
dated September 30, 2004 (filed  electronically  as Exhibit n7 to Post-Effective
Amendment No. 20 to the  Registration  Statement of American  Century  Strategic
Asset  Allocations,  Inc.,  on  September  29,  2004,  File  No.  33-79482,  and
incorporated herein by reference).

          (8) Amendment No. 7 to the Amended and Restated  Multiple  Class Plan,
dated November 17, 2004 (filed  electronically  as Exhibit n8 to  Post-Effective
Amendment  No. 106 to the  Registration  Statement  of American  Century  Mutual
Funds, Inc. on November 29, 2004, File No. 2-14213,  and incorporated  herein by reference).

          (9) Amendment No. 8 to the Amended and Restated  Multiple  Class Plan,
dated February 24, 2005 (filed  electronically  as Exhibit n9 to  Post-Effective
Amendment No. 22 of American Century Strategic Asset Allocations,  Inc. on March
30, 2005, File No. 33-79482, and incorporated herein by reference).

          (10)  Amendment No. 9 to the Amended and Restated  Multiple Class Plan
(to be filed by amendment).

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p1 to Post-Effective  Amendment No. 38 to the Registration  Statement
of American  Century  California  Tax-Free and  Municipal  Funds on December 29,
2004, File No. 2-82734, and incorporated herein by reference).

          (2) Independent Directors' Code of Ethics amended March 4, 2000 (filed electronically  as  Exhibit  p2 to  Post-Effective  Amendment  No.  106  to  the
Registration  Statement of American  Century Mutual Funds,  Inc. on November 29,
2004, File No. 2-14213, and incorporated herein by reference).

Item 24. Persons Controlled by or Under Common Control with Fund

The  persons  who  serve as the  directors  of the  Registrant  also  serve,  in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because  the  boards  of  each  of  the  above-named  investment  companies  are identical, these companies may be deemed to be under common control.

Item 25. Indemnification

     The  Registrant  is a Maryland  Corporation.  Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article VIII of the Registrant's  Articles of  Incorporation,  requires the indemnification  of the  Registrant's  directors  and  officers  to  the  extent permitted  by  Section  2-418  of the  Maryland  General  Corporation  Law,  the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26.   Business and Other Connections of Investment Advisor

          None.

Item 27.   Principal Underwriters

I.  (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The  following is a list of the  directors  and  executive  officers of
ACIS:

Name and Principal       Positions and Offices             Positions and Offices
Business Address*        with Underwriter                  with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.    Director                          Director and
                                                           Co-Vice Chairman

James E. Stowers III     Chairman and Director             Director and
                                                           Co-Vice Chairman

William M. Lyons         President, Chief Executive        President
                         Officer and Director

Robert T. Jackson        Executive Vice President,         Executive Vice
                         Chief Financial Officer           President
                         and Chief Accounting Officer

Donna Byers              Senior Vice President             none

Brian Jeter              Senior Vice President             none

Mark Killen              Senior Vice President             none

David Larrabee           Senior Vice President             none

Barry Mayhew             Senior Vice President             none

David C. Tucker          Senior Vice President             Senior Vice
                         and General Counsel               President
                                                           and General
                                                           Counsel

Clifford Brandt          Chief Compliance Officer          none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28.   Location of Accounts and Records

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession  of American  Century  World Mutual  Funds,  Inc.,  American  Century
Services, LLC, American Century Global Investment Management,  Inc. and American
Century  Investment  Management,  Inc., all located at 4500 Main Street,  Kansas
City, Missouri 64111.

Item 29.  Management Services - Not Applicable.

Item 30.   Undertakings - Not Applicable.

                                   SIGNATURES

     Pursuant to the  requirements  of the  Investment  Company Act of 1940, the
Registrant has duly caused this Registration Statement amendment to be signed on its behalf by the  undersigned,  duly  authorized,  in the City of Kansas  City,
State of Missouri on the 13th day of May, 2005.

                              AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
                               (Registrant)

                              By:  /*/ William M. Lyons
                                   ------------------------------------------
                                   William M. Lyons
                                   President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                  TITLE                                 DATE

*William M. Lyons          President                             May 13, 2005
----------------------     and Principal Executive Officer
William M. Lyons

*Maryanne Roepke           Senior Vice President,                May 13, 2005
----------------------     Treasurer and Chief
Maryanne Roepke            Accounting Officer

*James E. Stowers, Jr.     Co-Vice Chairman of the               May 13, 2005
----------------------     Board and Director
James E. Stowers, Jr.

*James E. Stowers III      Co-Vice Chairman of the               May 13, 2005
----------------------     Board and Director
James E. Stowers III

*Thomas A. Brown           Director                              May 13, 2005
----------------------
Thomas A. Brown

*Andrea C. Hall, Ph.D.     Director                              May 13, 2005
----------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock          Director                              May 13, 2005
----------------------
D. D. (Del) Hock

*Donald H. Pratt           Chairman of the Board                 May 13, 2005
----------------------     and Director
Donald H. Pratt

*Gale E. Sayers            Director                              May 13, 2005
----------------------
Gale E. Sayers

*M. Jeannine Strandjord    Director                              May 13, 2005
----------------------
M. Jeannine Strandjord

*Timothy S. Webster        Director                              May 13, 2005
----------------------
Timothy S. Webster

*By  /s/ Brian L. Brogan
     --------------------------------------------
     Brian L. Brogan
     Attorney-in-Fact
     (pursuant to a Power of Attorney
     dated November 16, 2004)